Item 1. Schedule of Investments:
--------------------------------

Putnam Master Intermediate Income Trust

QUARTERLY PORTFOLIO HOLDINGS

12-31-04



Putnam Master Intermediate Income Trust
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The fund's portfolio
December 31, 2004 (Unaudited)

Corporate bonds and notes (36.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Basic Materials (4.0%)
-----------------------------------------------------------------------------------------------------------
       $605,000  Acetex Corp. sr. notes 10 7/8s, 2009
                 (Canada)                                                                          $662,475
        455,000  AK Steel Corp. company guaranty 7 3/4s,
                 2012                                                                               468,650
        445,000  ALROSA Finance SA 144A company guaranty
                 8 7/8s, 2014 (Luxembourg)                                                          457,238
         45,000  Avecia Group PLC company guaranty 11s,
                 2009 (United Kingdom)                                                               46,350
        705,000  BCP Caylux Holdings Luxembourg SCA 144A
                 sr. sub. notes 9 5/8s, 2014 (Luxembourg)                                           794,888
        349,000  Boise Cascade, LLC 144A sr. sub. notes 7
                 1/8s, 2014                                                                         369,068
        276,000  Century Aluminum Co. 144A company
                 guaranty 7 1/2s, 2014                                                              293,940
        265,000  Codelco, Inc. 144A sr. notes 4 3/4s,
                 2014 (Chile)                                                                       259,766
        740,000  Compass Minerals Group, Inc. company
                 guaranty 10s, 2011                                                                 832,500
        285,000  Compass Minerals International, Inc. sr.
                 disc. notes stepped-coupon Ser. B, zero
                 % (12s, 6/1/08), 2013 (STP)                                                        230,850
        775,000  Compass Minerals International, Inc. sr.
                 notes stepped-coupon zero (12 3/4s,
                 12/15/07), 2012 (STP)                                                              662,625
        525,000  Crystal US Holdings, LLC/US Sub 3 Corp.
                 144A sr. disc. notes stepped-coupon zero
                 % (10s, 10/1/09), 2014 (STP)                                                       363,563
        375,000  Equistar Chemicals LP notes 8 3/4s, 2009                                           420,000
      1,690,000  Equistar Chemicals LP/Equistar Funding
                 Corp. company guaranty 10 1/8s, 2008                                             1,947,725
        705,000  Georgia-Pacific Corp. company guaranty 9
                 3/8s, 2013                                                                         821,325
        405,000  Georgia-Pacific Corp. company guaranty 8
                 7/8s, 2010                                                                         471,319
         80,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                              91,400
          1,000  Georgia-Pacific Corp. sr. notes 7 3/8s,
                 2008                                                                                 1,088
        680,000  Gerdau Ameristeel Corp. sr. notes 10
                 3/8s, 2011 (Canada)                                                                797,300
      1,050,000  Hercules, Inc. company guaranty 11 1/8s,
                 2007                                                                             1,249,500
        200,000  Huntsman Advanced Materials, LLC 144A
                 sec. FRN 10.00s, 2008                                                              214,000
        240,000  Huntsman Advanced Materials, LLC 144A
                 sec. notes 11s, 2010                                                               285,600
        793,000  Huntsman Co., LLC sr. disc. notes zero
                 %, 2008                                                                            523,380
        560,000  Huntsman ICI Chemicals, Inc. company
                 guaranty 10 1/8s, 2009                                                             589,400
      1,565,000  Huntsman ICI Holdings sr. disc. notes
                 zero, 2009                                                                         876,400
        400,000  Huntsman, LLC company guaranty 11 5/8s,
                 2010                                                                               473,000
        290,000  Huntsman, LLC 144A company guaranty 11
                 1/2s, 2012                                                                         342,925
        225,000  Innophos, Inc. 144A sr. sub. notes 8
                 7/8s, 2014                                                                         243,000
        130,000  International Steel Group, Inc. sr.
                 notes 6 1/2s, 2014                                                                 139,425
      1,385,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                 1,565,050
         40,000  Jefferson Smurfit Corp. company guaranty
                 7 1/2s, 2013                                                                        42,700
         80,000  Jefferson Smurfit Corp. company guaranty
                 company guaranty 8 1/4s, 2012                                                       87,200
         60,000  Kaiser Aluminum & Chemical Corp. sr.
                 notes Ser. B, 10 7/8s, 2006 (In default)
                 (NON)                                                                               52,950
         70,000  Lyondell Chemical Co. bonds 11 1/8s,
                 2012                                                                                83,125
          5,000  Lyondell Chemical Co. company guaranty 9
                 1/2s, 2008                                                                           5,425
      1,375,000  Lyondell Chemical Co. notes Ser. A, 9
                 5/8s, 2007                                                                       1,512,500
        235,000  MDP Acquisitions PLC sr. notes 9 5/8s,
                 2012 (Ireland)                                                                     262,025
EUR     440,000  MDP Acquisitions PLC sr. notes Ser. EUR,
                 10 1/8s, 2012 (Ireland)                                                            682,024
       $629,693  MDP Acquisitions PLC sub. notes 15 1/2s,
                 2013 (Ireland) (PIK)                                                               739,889
      1,220,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                            1,387,750
EUR      75,000  Nalco Co. sr. notes 7 3/4s, 2011                                                   111,820
EUR      75,000  Nalco Co. sr. sub. notes 9s, 2013                                                  111,973
     $1,045,000  Nalco Co. sr. sub. notes 8 7/8s, 2013                                            1,146,888
        570,000  Norske Skog Canada, Ltd. sr. notes 7
                 3/8s, 2014 (Canada)                                                                594,225
        509,465  PCI Chemicals Canada sec. sr. notes 10s,
                 2008 (Canada)                                                                      540,033
        138,725  Pioneer Companies, Inc. sec. sr.notes
                 FRN 6.05s, 2006                                                                    145,661
        110,000  Resolution Performance Products, LLC sr.
                 notes 9 1/2s, 2010                                                                 119,075
EUR     350,000  Rockwood Specialities Group sr. sub.
                 notes 7 5/8s, 2014                                                                 486,388
       $150,000  Rockwood Specialties Group, Inc. 144A
                 sub. notes 7 1/2s, 2014                                                            155,625
EUR     440,000  SGL Carbon SA 144A sr. notes 8 1/2s,
                 2012 (Luxembourg)                                                                  661,093
       $695,000  Steel Dynamics, Inc. company guaranty 9
                 1/2s, 2009                                                                         766,238
        146,606  Sterling Chemicals, Inc. sec. notes 10s,
                 2007 (PIK)                                                                         146,606
        660,000  Stone Container Corp. sr. notes 9 3/4s,
                 2011                                                                               722,700
        240,000  Stone Container Corp. sr. notes 8 3/8s,
                 2012                                                                               261,600
        140,000  Stone Container Finance company guaranty
                 7 3/8s, 2014 (Canada)                                                              148,400
         80,000  Tembec Industries, Inc. company guaranty
                 7 3/4s, 2012 (Canada)                                                               77,400
        375,000  Ucar Finance, Inc. company guaranty 10
                 1/4s, 2012                                                                         428,438
        352,000  United Agri Products 144A sr. notes 8
                 1/4s, 2011                                                                         377,520
        509,000  United States Steel Corp. sr. notes 9
                 3/4s, 2010                                                                         580,260
         46,812  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 6s, 2010                                                                      39,790
         90,991  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 5s, 2011                                                                      77,342
        190,000  WHX Corp. sr. notes 10 1/2s, 2005                                                  180,500
                                                                                              -------------
                                                                                                 29,228,913
Capital Goods (2.8%)
-----------------------------------------------------------------------------------------------------------
        510,000  AEP Industries, Inc. sr. sub. notes 9
                 7/8s, 2007                                                                         517,650
      1,175,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 8 1/2s, 2008                                                    1,248,438
         20,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 7 5/8s, 2006                                                       20,600
        173,000  Allied Waste North America, Inc. sec.
                 notes 6 1/2s, 2010                                                                 169,540
        362,000  Amsted Industries, Inc. 144A sr. notes
                 10 1/4s, 2011                                                                      409,060
        545,000  Argo-Tech Corp. sr. notes 9 1/4s, 2011                                             598,138
        600,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8s, 2008                                                                        600,750
        541,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                           586,985
        463,000  Browning-Ferris Industries, Inc. sr.
                 notes 6 3/8s, 2008                                                                 472,260
        870,000  Crown Euro Holdings SA sec. notes 10
                 7/8s, 2013 (France)                                                              1,028,775
EUR      80,000  Crown Euro Holdings SA sec. notes 10
                 1/4s, 2011 (France)                                                                126,668
       $316,000  Crown Euro Holdings SA sec. notes 9
                 1/2s, 2011 (France)                                                                360,240
EUR     107,000  Crown Euro Holdings SA sec. notes 6
                 1/4s, 2011 (France)                                                                154,004
     $1,981,000  Decrane Aircraft Holdings Co. company
                 guaranty zero, 2008                                                                752,780
        721,000  Earle M. Jorgensen Co. sec. notes 9
                 3/4s, 2012                                                                         811,125
      1,311,000  FIMEP SA sr. notes 10 1/2s, 2013
                 (France)                                                                         1,553,535
EUR     360,000  Flender Holdings 144A sr. notes 11s,
                 2010 (Germany)                                                                     587,865
       $555,000  Flowserve Corp. company guaranty 12
                 1/4s, 2010                                                                         616,050
        665,000  Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                           694,925
        950,000  Invensys, PLC notes 9 7/8s, 2011 (United
                 Kingdom)                                                                         1,021,250
        330,000  L-3 Communications Corp. company
                 guaranty 6 1/8s, 2013                                                              340,725
         55,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 1/2s, 2012                                                              63,250
EUR     180,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 3/8s, 2011                                                             274,117
       $220,000  Manitowoc Co., Inc. (The) sr. notes 7
                 1/8s, 2013                                                                         238,150
        218,000  Mueller Group, Inc. sec. FRN 6.91s, 2011                                           225,630
        265,000  Mueller Group, Inc. sr. sub. notes 10s,
                 2012                                                                               288,850
        560,000  Owens-Brockway Glass company guaranty 8
                 1/4s, 2013                                                                         616,000
        520,000  Owens-Brockway Glass company guaranty 7
                 3/4s, 2011                                                                         562,900
        964,000  Owens-Brockway Glass sr. sec. notes 8
                 3/4s, 2012                                                                       1,086,910
        515,000  Pliant Corp. sec. notes 11 1/8s, 2009                                              561,350
EUR     142,000  Polypore, Inc. notes 8 3/4s, 2012                                                  201,677
       $258,000  Polypore, Inc. sr. sub. notes 8 3/4s,
                 2012                                                                               269,610
      1,140,000  Sequa Corp. sr. notes 9s, 2009                                                   1,291,050
        260,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010
                 (United Kingdom)                                                                   248,300
        227,000  Solo Cup Co. sr. sub. notes 8 1/2s, 2014                                           236,080
        455,000  Tekni-Plex, Inc. 144A sr. sec. notes 8
                 3/4s, 2013                                                                         452,725
        190,000  Terex Corp. company guaranty 9 1/4s,
                 2011                                                                               213,275
        730,000  Terex Corp. company guaranty Ser. B, 10
                 3/8s, 2011                                                                         820,338
        370,000  Titan Corp. (The) company guaranty 8s,
                 2011                                                                               394,050
                                                                                              -------------
                                                                                                 20,715,625
Communication Services (4.0%)
-----------------------------------------------------------------------------------------------------------
        332,000  Alamosa Delaware, Inc. company guaranty
                 11s, 2010                                                                          393,420
        268,000  Alamosa Delaware, Inc. company guaranty
                 stepped-coupon zero (12s, 7/31/05),
                 2009 (STP)                                                                         290,780
        301,000  Alamosa Delaware, Inc. sr. notes 8 1/2s,
                 2012                                                                               328,843
        195,000  American Cellular Corp. company guaranty
                 9 1/2s, 2009                                                                       167,213
        365,000  American Tower Corp. sr. notes 7 1/2s,
                 2012                                                                               383,250
        750,000  American Towers, Inc. company guaranty 7
                 1/4s, 2011                                                                         795,000
        550,000  Asia Global Crossing, Ltd. sr. notes 13
                 3/8s, 2010 (Bermuda) (In default) (NON)                                             35,750
      3,900,000  AT&T Corp. sr. notes 9.05s, 2011                                                 4,489,875
        880,000  Centennial Cellular Operating Co.
                 company guaranty 10 1/8s, 2013                                                     987,800
      1,085,000  Cincinnati Bell, Inc. sr. sub. notes 8
                 3/8s, 2014                                                                       1,098,563
      1,045,000  Citizens Communications Co. notes 9
                 1/4s, 2011                                                                       1,222,650
        680,000  Citizens Communications Co. sr. notes 6
                 1/4s, 2013                                                                         685,100
        742,878  Colo.com, Inc. 144A sr. notes 13 7/8s,
                 2010 (In default) (NON)                                                                 74
        765,000  Crown Castle International Corp. sr.
                 notes 9 3/8s, 2011                                                                 856,800
        265,000  Eircom Funding company guaranty Ser.
                 US$, 8 1/4s, 2013 (Ireland)                                                        292,825
        390,000  Fairpoint Communications, Inc. sr. sub.
                 notes 12 1/2s, 2010                                                                421,200
         70,976  Firstworld Communication Corp. sr. disc.
                 notes zero, 2008 (In default) (NON)                                                      7
        214,443  Globix Corp. company guaranty 11s, 2008
                 (PIK)                                                                              197,288
        855,000  Inmarsat Finance PLC company guaranty 7
                 5/8s, 2012 (United Kingdom)                                                        889,200
        754,000  Inmarsat Finance PLC 144A company
                 guaranty stepped-coupon zero (10 3/8s,
                 11/15/08), 2012 (United Kingdom) (STP)                                             542,880
        300,000  iPCS Escrew Co. notes 11 1/2s, 2012                                                340,500
         82,000  IWO Escrow Co. 144A sec. FRN 6.32s, 2012                                            82,615
         82,000  IWO Escrow Co. 144A sr. disc. notes
                 stepped-coupon zero (10 3/4s,
                 1/15/10), 2015 (STP)                                                                50,840
        535,000  Level 3 Financing, Inc. 144A sr. notes
                 10 3/4s, 2011                                                                      484,175
        725,000  Madison River Capital Corp. sr. notes 13
                 1/4s, 2010                                                                         783,000
      1,039,000  MCI, Inc. sr. notes 7.735s, 2014                                                 1,116,925
        256,000  MCI, Inc. sr. notes 6.688s, 2009                                                   264,960
          1,000  MCI, Inc. sr. notes 5.908s, 2007                                                     1,024
        445,000  Nextel Communications, Inc. sr. notes 7
                 3/8s, 2015                                                                         489,500
      1,940,000  Nextel Communications, Inc. sr. notes
                 5.95s, 2014                                                                      2,007,900
        263,000  Nextel Partners, Inc. sr. notes 12 1/2s,
                 2009                                                                               299,820
      1,260,000  Nextel Partners, Inc. sr. notes 8 1/8s,
                 2011                                                                             1,398,600
        493,000  Qwest Communications International, Inc.
                 144A sr. notes 7 1/2s, 2014                                                        497,930
      2,415,000  Qwest Corp. 144A notes 9 1/8s, 2012                                              2,789,325
        360,000  Qwest Services Corp. 144A notes 14 1/2s,
                 2014                                                                               455,400
        324,000  Roger Wireless Communications, Inc. 144A
                 sr. sub. notes 8s, 2012 (Canada)                                                   342,630
        164,000  Rogers Cantel, Ltd. debs. 9 3/4s, 2016
                 (Canada)                                                                           195,980
        280,000  Rogers Wireless Communications, Inc.
                 sec. notes 9 5/8s, 2011 (Canada)                                                   329,000
        261,000  Rogers Wireless Communications, Inc.
                 144A sec. notes 7 1/2s, 2015 (Canada)                                              275,355
        270,000  Rural Cellular Corp. sr. sub. notes 9
                 3/4s, 2010                                                                         244,350
        228,000  SBA Communications Corp. 144A sr. notes
                 8 1/2s, 2012                                                                       232,560
        320,000  SBA Telecommunications Inc./SBA
                 Communication Corp. sr. disc. notes
                 stepped-coupon zero (9 3/4s,
                 12/15/07), 2011 (STP)                                                              269,600
        670,000  TSI Telecommunication Services, Inc.
                 company guaranty Ser. B, 12 3/4s, 2009                                             762,125
        365,000  UbiquiTel Operating Co. sr. notes 9
                 7/8s, 2011                                                                         409,713
        239,000  UbiquiTel Operating Co. 144A sr. notes 9
                 7/8s, 2011                                                                         268,278
        545,000  Western Wireless Corp. sr. notes 9 1/4s,
                 2013                                                                               592,688
                                                                                              -------------
                                                                                                 29,063,311
Consumer Cyclicals (8.6%)
-----------------------------------------------------------------------------------------------------------
        518,000  Advertising Direct 144A sr. notes 9
                 1/4s, 2012 (Canada)                                                                543,900
        228,000  Affinia Group, Inc. 144A sr. sub. notes
                 9s, 2014                                                                           237,690
        290,000  Ameristar Casinos, Inc. company guaranty
                 10 3/4s, 2009                                                                      323,350
        333,000  Argosy Gaming Co. sr. sub. notes 7s,
                 2014                                                                               367,965
        455,000  Asbury Automotive Group, Inc. sr. sub.
                 notes 8s, 2014                                                                     450,450
        885,000  Autonation, Inc. company guaranty 9s,
                 2008                                                                             1,011,113
        155,000  Beazer Homes USA, Inc. company guaranty
                 8 3/8s, 2012                                                                       170,500
        585,000  Boyd Gaming Corp. sr. sub. notes 8 3/4s,
                 2012                                                                               652,275
        165,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s,
                 2012                                                                               180,056
        134,000  Boyd Gaming Corp. sr. sub. notes 6 3/4s,
                 2014                                                                               140,365
        320,000  Building Materials Corp. company
                 guaranty 8s, 2008                                                                  329,600
      1,716,021  Canada, Inc. 144A sr. sub. notes 8s,
                 2012 (Canada)                                                                    1,840,433
        370,000  Chumash Casino & Resort Enterprise 144A
                 sr. notes 9s, 2010                                                                 410,700
        858,000  Coinmach Corp. sr. notes 9s, 2010                                                  892,320
        196,000  Cooper Standard Auto 144A notes 8 3/8s,
                 2014                                                                               195,510
         65,000  Cooper Standard Auto 144A notes 7s, 2012                                            65,975
        105,000  D.R. Horton, Inc. company guaranty 8s,
                 2009                                                                               117,469
        630,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                           722,138
        155,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                           168,175
        440,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                           449,350
        160,000  Dana Corp. notes 10 1/8s, 2010                                                     180,573
        550,000  Dana Corp. notes 9s, 2011                                                          681,313
        295,000  Dana Corp. notes 6 1/2s, 2009                                                      311,225
        565,000  Dayton Superior Corp. sec. notes 10
                 3/4s, 2008                                                                         604,550
        160,000  Delco Remy International, Inc. company
                 guaranty 11s, 2009                                                                 169,800
        525,000  Delco Remy International, Inc. sr. sub.
                 notes 9 3/8s, 2012                                                                 538,125
      1,115,000  Dex Media West, LLC/Dex Media Finance
                 Co. sr. notes Ser. B, 8 1/2s, 2010                                               1,240,438
        505,000  Dex Media, Inc. disc. notes zero, 2013                                             395,794
        580,000  Dex Media, Inc. notes 8s, 2013                                                     627,850
        190,000  Dura Operating Corp. company guaranty
                 Ser. B, 8 5/8s, 2012                                                               197,600
        214,000  FelCor Lodging LP company guaranty 9s,
                 2008 (R)                                                                           242,355
        480,000  Finlay Fine Jewelry Corp. sr. notes 8
                 3/8s, 2012                                                                         518,400
        700,000  Gaylord Entertainment Co. sr. notes 8s,
                 2013                                                                               756,000
      1,430,000  Goodyear Tire & Rubber Co. (The) notes
                 7.857s, 2011                                                                     1,451,450
        200,000  Goodyear Tire & Rubber Co. (The) notes 6
                 3/8s, 2008                                                                         201,000
        416,000  HMH Properties, Inc. company guaranty
                 Ser. B, 7 7/8s, 2008 (R)                                                           427,440
        279,000  Host Marriott LP sr. notes Ser. E, 8
                 3/8s, 2006 (R)                                                                     291,555
        725,000  Host Marriott LP 144A sr. notes 7s, 2012
                 (R)                                                                                766,688
        340,000  Houghton Mifflin Co. sr. sub. notes 9
                 7/8s, 2013                                                                         372,300
        590,000  Icon Health & Fitness company guaranty
                 11 1/4s, 2012                                                                      495,600
        645,000  IESI Corp. company guaranty 10 1/4s,
                 2012                                                                               764,325
        620,000  Inergy LP/Inergy Finance Corp. 144A sr.
                 notes 6 7/8s, 2014                                                                 623,100
        520,000  ITT Corp. debs. 7 3/8s, 2015                                                       578,500
        585,000  ITT Corp. notes 6 3/4s, 2005                                                       601,088
        575,000  JC Penney Co., Inc. notes 9s, 2012                                                 708,688
         30,000  JC Penney Co., Inc. notes 8s, 2010                                                  34,275
      1,571,000  John Q. Hammons Hotels LP/John Q.
                 Hammons Hotels Finance Corp. III 1st
                 mtge. Ser. B, 8 7/8s, 2012                                                       1,783,085
        523,000  Jostens Holding Corp. sr. disc. notes
                 stepped-coupon zero (10 1/4s,
                 12/1/08), 2013 (STP)                                                               371,330
      1,140,000  Jostens IH Corp. 144A company guaranty 7
                 5/8s, 2012                                                                       1,185,600
        600,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 8 7/8s, 2012                                                              663,000
        385,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 6 3/8s, 2014                                                              385,963
        295,000  K. Hovnanian Enterprises, Inc. sr. notes
                 6 1/2s, 2014                                                                       297,213
        355,000  K2, Inc. 144A sr. notes 7 3/8s, 2014                                               388,725
      1,340,000  Laidlaw International, Inc. sr. notes 10
                 3/4s, 2011                                                                       1,564,450
        560,000  Lamar Media Corp. company guaranty 7
                 1/4s, 2013                                                                         604,800
      1,006,000  Levi Strauss & Co. sr. notes 12 1/4s,
                 2012                                                                             1,119,175
        550,000  Levi Strauss & Co. 144A sr. notes 9
                 3/4s, 2015                                                                         540,375
        430,000  Mandalay Resort Group sr. notes 6 3/8s,
                 2011                                                                               449,350
        700,000  MeriStar Hospital Corp. company guaranty
                 9 1/8s, 2011 (R)                                                                   756,000
        390,000  MeriStar Hospital Corp. company guaranty
                 9s, 2008 (R)                                                                       410,963
         75,000  MeriStar Hospitality Operating
                 Partnership/MeriStar Hospitality Finance
                 Corp. company guaranty 10 1/2s, 2009                                                81,750
        295,000  Meritage Corp. company guaranty 9 3/4s,
                 2011                                                                               325,975
        160,000  Meritage Corp. sr. notes 7s, 2014                                                  166,400
        405,000  Meritor Automotive, Inc. notes 6.8s,
                 2009                                                                               425,250
        420,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                           399,000
        800,000  MGM Mirage, Inc. company guaranty 8
                 1/2s, 2010                                                                         910,000
        490,000  MGM Mirage, Inc. company guaranty 6s,
                 2009                                                                               502,250
        427,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 6 3/8s, 2009                                                                 438,743
      1,510,000  Owens Corning notes 7 1/2s, 2005 (In
                 default) (NON)                                                                   1,223,100
        460,000  Oxford Industries, Inc. sr. notes 8
                 7/8s, 2011                                                                         493,925
        905,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                     1,012,514
        495,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                           545,738
        395,000  Park Place Entertainment Corp. sr. sub.
                 notes 8 7/8s, 2008                                                                 447,338
        955,000  Penn National Gaming, Inc. sr. sub.
                 notes 8 7/8s, 2010                                                               1,042,144
        220,000  Phillips-Van Heusen Corp. sr. notes 7
                 1/4s, 2011                                                                         231,000
        555,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 3/4s, 2013                                                                 600,788
        757,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 1/4s, 2012                                                                 804,313
      1,095,000  Primedia, Inc. company guaranty 8 7/8s,
                 2011                                                                             1,157,963
        350,000  Primedia, Inc. company guaranty 7 5/8s,
                 2008                                                                               354,375
        800,000  Primedia, Inc. sr. notes 8s, 2013                                                  823,000
        365,000  Reader's Digest Association, Inc. (The)
                 sr. notes 6 1/2s, 2011                                                             381,425
        725,000  Resorts International Hotel and Casino,
                 Inc. company guaranty 11 1/2s, 2009                                                851,875
        125,000  RH Donnelley Finance Corp. I company
                 guaranty 8 7/8s, 2010                                                              139,375
        925,000  RH Donnelley Finance Corp. I 144A
                 company guaranty 8 7/8s, 2010                                                    1,031,375
        475,000  RH Donnelley Finance Corp. I 144A sr.
                 sub. notes 10 7/8s, 2012                                                           564,063
        670,000  Russell Corp. company guaranty 9 1/4s,
                 2010                                                                               718,575
      1,107,000  Saks, Inc. company guaranty 7s, 2013                                             1,130,524
      1,190,000  Samsonite Corp. sr. sub. notes 8 7/8s,
                 2011                                                                             1,288,175
        385,000  Schuler Homes, Inc. company guaranty 10
                 1/2s, 2011                                                                         437,938
        330,000  Scientific Games Corp. 144A sr. sub.
                 notes 6 1/4s, 2012                                                                 335,775
      1,100,000  Sealy Mattress Co. sr. sub. notes 8
                 1/4s, 2014                                                                       1,166,000
        420,000  Standard Pacific Corp. sr. notes 7 3/4s,
                 2013                                                                               453,600
         50,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 7/8s, 2012                                                  57,125
        390,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 3/8s, 2007                                                 415,838
        470,000  Station Casinos, Inc. sr. notes 6s, 2012                                           478,813
        335,000  Technical Olympic USA, Inc. company
                 guaranty 10 3/8s, 2012                                                             375,200
        220,000  Technical Olympic USA, Inc. company
                 guaranty 9s, 2010                                                                  235,400
        326,000  Technical Olympic USA, Inc. 144A sr.
                 sub. notes 7 1/2s, 2015                                                            323,555
EUR     125,000  Teksid Aluminum 144A company guaranty 11
                 3/8s, 2011 (Luxembourg)                                                            162,243
       $750,000  Tenneco Automotive, Inc. sec. notes Ser.
                 B, 10 1/4s, 2013                                                                   885,000
        420,000  Tenneco Automotive, Inc. 144A sr. sub.
                 notes 8 5/8s, 2014                                                                 436,800
        604,000  THL Buildco, Inc. (Nortek, Inc.) 144A
                 sr. sub. notes 8 1/2s, 2014                                                        631,180
        515,000  United Auto Group, Inc. company guaranty
                 9 5/8s, 2012                                                                       569,075
        875,000  Vertis, Inc. company guaranty Ser. B, 10
                 7/8s, 2009                                                                         949,375
        730,000  Vertis, Inc. 144A sub. notes 13 1/2s,
                 2009                                                                               769,238
        810,000  WCI Communities, Inc. company guaranty 9
                 1/8s, 2012                                                                         899,100
        399,000  William Carter Holdings Co. (The)
                 company guaranty Ser. B, 10 7/8s, 2011                                             446,880
        540,000  WRC Media Corp. sr. sub. notes 12 3/4s,
                 2009                                                                               513,675
        555,000  Wynn Las Vegas, LLC/Wynn Las Vegas
                 Capital Corp. 144A 1st mtge. 6 5/8s,
                 2014                                                                               549,450
         62,000  Yell Finance BV sr. notes 10 3/4s, 2011
                 (Netherlands)                                                                       71,703
                                                                                              -------------
                                                                                                 62,823,311
Consumer Staples (5.0%)
-----------------------------------------------------------------------------------------------------------
         40,000  Adelphia Communications Corp. notes Ser.
                 B, 9 7/8s, 2005 (In default) (NON)                                                  38,300
        215,000  Adelphia Communications Corp. sr. notes
                 10 7/8s, 2010 (In default) (NON)                                                   212,850
         50,000  Adelphia Communications Corp. sr. notes
                 9 3/8s, 2009 (In default) (NON)                                                     49,375
        341,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 9 7/8s, 2007 (In default) (NON)                                            326,508
        580,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 7 3/4s, 2009 (In default) (NON)                                            542,300
        545,000  Affinity Group, Inc. sr. sub. notes 9s,
                 2012                                                                               589,963
        299,000  AMC Entertainment, Inc. sr. sub. notes 9
                 7/8s, 2012                                                                         325,910
        906,000  AMC Entertainment, Inc. sr. sub. notes
                 8s, 2014                                                                           901,470
        119,699  Archibald Candy Corp. company guaranty
                 10s, 2007 (In default) (NON)(PIK)(F)                                                25,496
        173,000  ASG Consolidated LLC/ASG Finance, Inc.
                 144A sr. disc. notes stepped-coupon zero
                 % (11 1/2s, 11/1/08), 2011                                                         110,288
        565,000  Brand Services, Inc. company guaranty
                 12s, 2012                                                                          632,800
        409,000  Cablevision Systems Corp. 144A sr. notes
                 8s, 2012                                                                           436,608
        500,000  Capital Records, Inc. 144A company
                 guaranty 8 3/8s, 2009                                                              561,250
        100,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero (12 1/8s,
                 1/15/07), 2012 (STP)                                                                68,000
        525,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero (11 3/4s,
                 5/15/06), 2011 (STP)                                                               385,875
        835,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 11 1/8s,
                 2011                                                                               755,675
        860,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 3/4s,
                 2009                                                                               782,600
        420,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 1/4s,
                 2010                                                                               368,550
      1,560,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10s, 2011                                            1,333,800
        190,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 8 5/8s, 2009                                           164,825
        260,000  Church & Dwight Co., Inc. 144A sr. sub.
                 notes 6s, 2012                                                                     264,550
        650,000  Cinemark USA, Inc. sr. sub. notes 9s,
                 2013                                                                               741,813
        990,000  Cinemark, Inc. sr. disc. notes
                 stepped-coupon zero (9 3/4s, 3/15/07),
                 2009 (STP)                                                                         747,450
        305,000  Constellation Brands, Inc. company
                 guaranty Ser. B, 8s, 2008                                                          333,975
        425,000  Constellation Brands, Inc. sr. sub.
                 notes Ser. B, 8 1/8s, 2012                                                         464,313
        353,000  CSC Holdings, Inc. sr. notes Ser. B, 7
                 5/8s, 2011                                                                         380,358
      1,068,000  CSC Holdings, Inc. 144A sr. notes 6
                 3/4s, 2012                                                                       1,100,040
        643,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                              676,758
        210,000  Del Monte Corp. company guaranty Ser. B,
                 9 1/4s, 2011                                                                       229,425
        560,000  Del Monte Corp. sr. sub. notes 8 5/8s,
                 2012                                                                               627,200
      2,742,000  Diva Systems Corp. sr. disc. notes Ser.
                 B, 12 5/8s, 2008 (In default) (NON)                                                 11,996
      1,370,000  Doane Pet Care Co. sr. sub. debs. 9
                 3/4s, 2007                                                                       1,349,450
        485,000  Domino's, Inc. sr. sub. notes 8 1/4s,
                 2011                                                                               529,863
        730,000  Echostar DBS Corp. sr. notes 6 3/8s,
                 2011                                                                               746,425
        704,000  Echostar DBS Corp. 144A company guaranty
                 6 5/8s, 2014                                                                       714,560
        322,000  Elizabeth Arden, Inc. company guaranty 7
                 3/4s, 2014                                                                         341,320
      1,394,000  Granite Broadcasting Corp. sec. notes 9
                 3/4s, 2010                                                                       1,331,270
        345,000  Jean Coutu Group, Inc. 144A sr. notes 7
                 5/8s, 2012 (Canada)                                                                364,838
        690,000  Jean Coutu Group, Inc. 144A sr. sub.
                 notes 8 1/2s, 2014 (Canada)                                                        707,250
      1,065,000  Kabel Deutsheland GmbH 144A sr. notes 10
                 5/8s, 2014 (Germany)                                                             1,224,750
         42,635  Knology, Inc. 144A sr. notes 12s, 2009
                 (PIK)                                                                               41,143
        365,000  North Atlantic Trading Co. sr. notes 9
                 1/4s, 2012                                                                         308,425
        825,000  Pinnacle Foods Holding Corp. 144A sr.
                 sub. notes 8 1/4s, 2013                                                            785,813
        145,000  Pinnacle Foods Holding Corp. 144A sr.
                 sub. notes 8 1/4s, 2013                                                            138,113
        840,000  Playtex Products, Inc. company guaranty
                 9 3/8s, 2011                                                                       896,700
        770,000  Playtex Products, Inc. sec. notes 8s,
                 2011                                                                               841,225
        750,000  Prestige Brands, Inc. 144A sr. sub.
                 notes 9 1/4s, 2012                                                                 796,875
        165,000  Quebecor Media, Inc. sr. disc. notes
                 stepped-coupon zero (13 3/4s,
                 7/15/06), 2011 (Canada) (STP)                                                      163,350
        565,000  Quebecor Media, Inc. sr. notes 11 1/8s,
                 2011 (Canada)                                                                      646,925
        694,000  Rainbow National Services, LLC 144A sr.
                 notes 8 3/4s, 2012                                                                 761,665
        735,000  Remington Arms Co., Inc. company
                 guaranty 10 1/2s, 2011                                                             709,275
        560,000  Rite Aid Corp. company guaranty 9 1/2s,
                 2011                                                                               614,600
         35,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                   31,500
         75,000  Rite Aid Corp. notes 7 1/8s, 2007                                                   75,000
        380,000  Rite Aid Corp. sec. notes 8 1/8s, 2010                                             401,850
        505,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                              510,050
         40,000  Rite Aid Corp. 144A notes 6s, 2005                                                  40,600
        875,000  Sbarro, Inc. company guaranty 11s, 2009                                            883,750
        255,000  Scotts Co. (The) sr. sub. notes 6 5/8s,
                 2013                                                                               268,388
        963,000  Six Flags, Inc. sr. notes 9 5/8s, 2014                                             967,815
EUR     204,000  United Biscuits Finance company guaranty
                 10 5/8s, 2011 (United Kingdom)                                                     295,278
       $591,000  United Rentals (North America), Inc.
                 company guaranty 6 1/2s, 2012                                                      576,225
        373,000  Universal City Florida Holding Co. 144A
                 sr. notes 8 3/8s, 2010                                                             386,988
        471,000  Universal City Florida Holding Co. 144A
                 sr. notes FRN 4.41s, 2010                                                          489,840
        290,000  Videotron Ltee company guaranty 6 7/8s,
                 2014 (Canada)                                                                      299,788
        770,000  Vivendi Universal SA sr. notes 6 1/4s,
                 2008 (France)                                                                      835,450
        720,000  Williams Scotsman, Inc. company guaranty
                 9 7/8s, 2007                                                                       720,000
        771,000  Young Broadcasting, Inc. company
                 guaranty 10s, 2011                                                                 823,043
        365,000  Young Broadcasting, Inc. sr. sub. notes
                 8 3/4s, 2014                                                                       367,738
                                                                                              -------------
                                                                                                 36,177,459
Energy (3.1%)
-----------------------------------------------------------------------------------------------------------
      1,005,000  Arch Western Finance, LLC sr. notes 6
                 3/4s, 2013                                                                       1,037,663
        342,000  Arch Western Finance, LLC 144A sr. notes
                 6 3/4s, 2013                                                                       353,115
        487,000  Bluewater Finance, Ltd. company guaranty
                 10 1/4s, 2012 (Cayman Islands)                                                     532,048
        640,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                         672,000
        565,000  CHC Helicopter Corp. sr. sub. notes 7
                 3/8s, 2014 (Canada)                                                                596,075
        340,000  Chesapeake Energy Corp. company guaranty
                 9s, 2012                                                                           388,450
        269,000  Chesapeake Energy Corp. company guaranty
                 7 3/4s, 2015                                                                       292,538
      1,031,000  Chesapeake Energy Corp. sr. notes 7
                 1/2s, 2013                                                                       1,122,501
        279,000  Chesapeake Energy Corp. sr. notes 7s,
                 2014                                                                               297,135
        510,000  Comstock Resources, Inc. sr. notes 6
                 7/8s, 2012                                                                         526,575
        514,000  Dresser, Inc. company guaranty 9 3/8s,
                 2011                                                                               562,830
        181,000  Dresser-Rand Group, Inc. 144A sr. sub.
                 notes 7 3/8s, 2014                                                                 184,620
        550,000  Encore Acquisition Co. company guaranty
                 8 3/8s, 2012                                                                       611,875
        255,000  Encore Acquisition Co. sr. sub. notes 6
                 1/4s, 2014                                                                         256,275
        725,000  Exco Resources, Inc. company guaranty 7
                 1/4s, 2011                                                                         775,750
        108,000  Forest Oil Corp. company guaranty 7
                 3/4s, 2014                                                                         117,450
        540,000  Forest Oil Corp. sr. notes 8s, 2011                                                616,950
        335,000  Forest Oil Corp. sr. notes 8s, 2008                                                368,500
        395,000  Hanover Compressor Co. sr. notes 9s,
                 2014                                                                               439,438
        355,000  Hanover Compressor Co. sr. notes 8 5/8s,
                 2010                                                                               387,838
        530,000  Hanover Compressor Co. sub. notes zero
                 %, 2007                                                                            461,100
        355,000  Hanover Equipment Trust sec. notes Ser.
                 B, 8 3/4s, 2011                                                                    385,175
        584,000  Harvest Operations Corp. 144A sr. notes
                 7 7/8s, 2011 (Canada)                                                              588,380
        227,000  Hornbeck Offshore Services, Inc. 144A
                 sr. notes 6 1/8s, 2014                                                             228,135
        365,000  KCS Energy, Inc. sr. notes 7 1/8s, 2012                                            383,250
        463,000  Key Energy Services, Inc. sr. notes 6
                 3/8s, 2013                                                                         472,260
        774,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                           808,830
        700,000  Newfield Exploration Co. sr. notes 7
                 5/8s, 2011                                                                         787,500
        348,000  Newfield Exploration Co. 144A sr. sub.
                 notes 6 5/8s, 2014                                                                 368,010
        655,000  Offshore Logistics, Inc. company
                 guaranty 6 1/8s, 2013                                                              664,825
        552,209  Oslo Seismic Services, Inc. 1st mtge.
                 8.28s, 2011                                                                        585,643
        355,000  Pacific Energy Partners/Pacific Energy
                 Finance Corp. sr. notes 7 1/8s, 2014                                               378,075
        226,000  Parker Drilling Co. company guaranty
                 Ser. B, 10 1/8s, 2009                                                              237,865
        565,000  Petro Geo-Services notes 10s, 2010
                 (Norway)                                                                           644,100
        115,000  Pioneer Natural Resources Co. company
                 guaranty 6 1/2s, 2008                                                              123,272
        415,000  Plains Exploration & Production Co. sr.
                 notes 7 1/8s, 2014                                                                 452,350
        485,000  Plains Exploration & Production Co. sr.
                 sub. notes 8 3/4s, 2012                                                            541,988
        670,000  Pogo Producing Co. sr. sub. notes Ser.
                 B, 8 1/4s, 2011                                                                    726,950
        826,000  Pride sr. notes 7 3/8s, 2014                                                       902,405
        600,000  Seabulk International, Inc. company
                 guaranty 9 1/2s, 2013                                                              645,000
        270,000  Seven Seas Petroleum, Inc. sr. notes
                 Ser. B, 12 1/2s, 2005 (In default) (NON)
                 (F)                                                                                      3
        915,000  Star Gas Partners LP/Star Gas Finance
                 Co. sr. notes 10 1/4s, 2013                                                      1,001,925
        326,000  Stone Energy Corp. 144A sr. sub. notes 6
                 3/4s, 2014                                                                         325,185
        150,000  Universal Compression, Inc. sr. notes 7
                 1/4s, 2010                                                                         160,125
        670,000  Vintage Petroleum, Inc. sr. notes 8
                 1/4s, 2012                                                                         740,350
        145,000  Vintage Petroleum, Inc. sr. sub. notes 7
                 7/8s, 2011                                                                         154,063
                                                                                              -------------
                                                                                                 22,906,390
Financial (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,020,000  China Development Bank notes 4 3/4s,
                 2014                                                                               996,806
        310,000  Crescent Real Estate Equities LP notes 7
                 1/2s, 2007 (R)                                                                     332,475
        765,000  Crescent Real Estate Equities LP sr.
                 notes 9 1/4s, 2009 (R)                                                             839,588
        992,000  E*Trade Finance Corp. 144A sr. notes 8s,
                 2011                                                                             1,066,400
      1,308,160  Finova Group, Inc. notes 7 1/2s, 2009                                              640,998
        245,000  Tengizchevroll Finance Co. 144A sec.
                 notes 6.124s, 2014 (Luxembourg)                                                    246,225
      1,240,000  VTB Bank (VTB Capital) 144A notes 7
                 1/2s, 2011 (Luxembourg)                                                          1,320,600
        540,000  Western Financial Bank sub. debs. 9
                 5/8s, 2012                                                                         615,600
                                                                                              -------------
                                                                                                  6,058,692
Government (0.2%)
-----------------------------------------------------------------------------------------------------------
      1,250,000  Aries Vermoegensverwaltungs 144A notes
                 9.6s, 2014 (Germany)                                                             1,537,500

Health Care (3.2%)
-----------------------------------------------------------------------------------------------------------
        332,000  Alderwoods Group, Inc. 144A sr. notes 7
                 3/4s, 2012                                                                         358,560
        580,000  AmerisourceBergen Corp. company guaranty
                 7 1/4s, 2012                                                                       648,150
        560,000  AmerisourceBergen Corp. sr. notes 8
                 1/8s, 2008                                                                         623,000
        990,000  Ardent Health Services, Inc. sr. sub.
                 notes 10s, 2013                                                                  1,039,500
        324,000  Community Health Systems, Inc. 144A sr.
                 sub. notes 6 1/2s, 2012                                                            326,430
        465,000  Ellan Finance PLC/Elan Finance Corp.
                 144A sr. notes 7 3/4s, 2011 (Ireland)                                              495,225
        340,000  Extendicare Health Services, Inc.
                 company guaranty 9 1/2s, 2010                                                      380,800
        535,000  Extendicare Health Services, Inc. sr.
                 sub. notes 6 7/8s, 2014                                                            545,700
      1,500,000  HCA, Inc. med. term notes 8.85s, 2007                                            1,617,890
      1,240,000  HCA, Inc. notes 7s, 2007                                                         1,301,444
        263,000  HCA, Inc. notes 6 3/8s, 2015                                                       263,563
        260,000  HCA, Inc. notes 5 3/4s, 2014                                                       251,868
        980,000  Healthsouth Corp. notes 7 5/8s, 2012                                               980,000
        510,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                           529,125
        245,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                           252,350
        205,000  Healthsouth Corp. sr. notes 7s, 2008                                               208,075
        365,000  Insight Health Services Corp. 144A
                 company guaranty 9 7/8s, 2011                                                      368,650
        252,132  Magellan Health Services, Inc. sr. notes
                 Ser. A, 9 3/8s, 2008                                                               274,509
        595,000  MedQuest, Inc. company guaranty Ser. B,
                 11 7/8s, 2012                                                                      699,125
        805,000  MQ Associates, Inc. sr. disc. notes
                 stepped-coupon zero (12 1/4s,
                 8/15/08), 2012 (STP)                                                               607,775
        740,000  Omnicare, Inc. sr. sub. notes 6 1/8s,
                 2013                                                                               743,700
        737,000  PacifiCare Health Systems, Inc. company
                 guaranty 10 3/4s, 2009                                                             852,156
        659,000  Province Healthcare Co. sr. sub. notes 7
                 1/2s, 2013                                                                         738,080
         75,000  Service Corp. International notes 7.2s,
                 2006                                                                                78,000
         25,000  Service Corp. International notes 6
                 7/8s, 2007                                                                          26,031
        110,000  Service Corp. International notes 6
                 1/2s, 2008                                                                         113,575
        270,000  Service Corp. International notes Ser.
                 *, 7.7s, 2009                                                                      291,600
        775,000  Service Corp. International/US 144A sr.
                 notes 7s, 2016                                                                     802,125
        720,000  Stewart Enterprises, Inc. notes 10 3/4s,
                 2008                                                                               779,400
        390,000  Tenet Healthcare Corp. notes 7 3/8s,
                 2013                                                                               378,300
         45,000  Tenet Healthcare Corp. sr. notes 6 1/2s,
                 2012                                                                                41,625
        720,000  Tenet Healthcare Corp. sr. notes 6 3/8s,
                 2011                                                                               667,800
        870,000  Tenet Healthcare Corp. 144A sr. notes 9
                 7/8s, 2014                                                                         948,300
        825,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                           868,313
      1,282,000  Triad Hospitals, Inc. sr. sub. notes 7s,
                 2013                                                                             1,310,845
        840,000  Universal Hospital Services, Inc. sr.
                 notes 10 1/8s, 2011                                                                873,600
        245,000  US Oncology, Inc. 144A sr. notes 9s,
                 2012                                                                               273,788
        175,000  US Oncology, Inc. 144A sr. sub. notes 10
                 3/4s, 2014                                                                         202,563
        422,000  Vanguard Health Holding Co. II, LLC 144A
                 sr. sub. notes 9s, 2014                                                            451,540
        305,000  Ventas Realty LP/Capital Corp. company
                 guaranty 9s, 2012 (R)                                                              355,706
        173,000  Ventas Realty LP/Capital Corp. 144A sr.
                 notes 6 5/8s, 2014 (R)                                                             176,893
        345,000  VWR International, Inc. 144A sr. notes 6
                 7/8s, 2012                                                                         361,819
                                                                                              -------------
                                                                                                 23,107,498
Technology (1.3%)
-----------------------------------------------------------------------------------------------------------
        865,000  Advanced Micro Devices, Inc. 144A sr.
                 notes 7 3/4s, 2012                                                                 900,681
        457,000  AMI Semiconductor, Inc. company guaranty
                 10 3/4s, 2013                                                                      532,405
        725,000  Celestica, Inc. sr.sub. notes 7 7/8s,
                 2011 (Canada)                                                                      777,563
        690,000  Freescale Semiconductor, Inc. sr. notes
                 FRN Ser. B, 7 1/8s, 2014                                                           748,650
      1,150,000  Iron Mountain, Inc. company guaranty 8
                 5/8s, 2013                                                                       1,221,875
        390,000  Iron Mountain, Inc. sr. sub. notes 8
                 1/4s, 2011                                                                         401,700
        330,000  SCG Holding Corp. 144A notes zero,
                 2011                                                                               490,050
        620,000  Seagate Technology Hdd Holdings company
                 guaranty 8s, 2009 (Cayman Islands)                                                 668,050
      1,375,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                          1,564,063
EUR     195,000  Xerox Corp. sr. notes 9 3/4s, 2009                                                 320,017
     $1,255,000  Xerox Corp. sr. notes 7 5/8s, 2013                                               1,377,363
        180,000  Xerox Corp. sr. notes 6 7/8s, 2011                                                 191,700
                                                                                              -------------
                                                                                                  9,194,117
Transportation (0.4%)
-----------------------------------------------------------------------------------------------------------
        550,000  American Airlines, Inc. pass-through
                 certificates Ser. 01-1, 6.817s, 2011                                               517,000
        760,000  Calair, LLC/Calair Capital Corp. company
                 guaranty 8 1/8s, 2008                                                              611,800
        910,000  Kansas City Southern Railway Co. company
                 guaranty 9 1/2s, 2008                                                            1,032,850
        190,000  Kansas City Southern Railway Co. company
                 guaranty 7 1/2s, 2009                                                              199,500
        240,154  NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                           255,464
        190,000  Travel Centers of America, Inc. company
                 guaranty 12 3/4s, 2009                                                             216,600
        620,000  United AirLines, Inc. debs. 9 1/8s, 2012
                 (In default) (NON)                                                                  54,250
                                                                                              -------------
                                                                                                  2,887,464
Utilities & Power (3.5%)
-----------------------------------------------------------------------------------------------------------
         54,000  AES Corp. (The) sr. notes 8 7/8s, 2011                                              61,695
         30,000  AES Corp. (The) sr. notes 8 3/4s, 2008                                              32,850
      1,885,000  AES Corp. (The) 144A sec. notes 8 3/4s,
                 2013                                                                             2,144,188
        540,000  Allegheny Energy Supply 144A bonds 8
                 1/4s, 2012                                                                         603,450
        340,000  Allegheny Energy Supply 144A sec. notes
                 10 1/4s, 2007                                                                      385,900
        280,000  CenterPoint Energy Resources Corp. debs.
                 6 1/2s, 2008                                                                       300,230
        240,000  CenterPoint Energy Resources Corp. sr.
                 notes Ser. B, 7 7/8s, 2013                                                         285,262
         90,000  CMS Energy Corp. pass-through
                 certificates 7s, 2005                                                               90,000
        600,000  CMS Energy Corp. sr. notes 8.9s, 2008                                              662,250
        230,000  CMS Energy Corp. sr. notes 8 1/2s, 2011                                            261,338
        180,000  CMS Energy Corp. sr. notes 7 3/4s, 2010                                            196,875
        635,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                   693,504
        295,000  Dynegy Holdings, Inc. sr. notes 6 7/8s,
                 2011                                                                               283,938
      1,810,000  Dynegy Holdings, Inc. 144A sec. notes 10
                 1/8s, 2013                                                                       2,072,450
        385,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. A, 7.27s, 2010                                                       387,888
        265,000  Edison Mission Energy sr. notes 10s,
                 2008                                                                               304,088
         15,000  Edison Mission Energy sr. notes 9 7/8s,
                 2011                                                                                17,775
        130,000  Edison Mission Energy sr. notes 7.73s,
                 2009                                                                               139,750
        200,000  El Paso CGP Co. notes 6 3/8s, 2009                                                 199,250
        275,000  El Paso Corp. notes Ser. MTN, 6.95s,
                 2007                                                                               288,063
        670,000  El Paso Corp. sr. notes 7 3/8s, 2012                                               678,375
        365,000  El Paso Natural Gas Co. sr. notes Ser.
                 A, 7 5/8s, 2010                                                                    401,044
      1,290,000  El Paso Production Holding Co. company
                 guaranty 7 3/4s, 2013                                                            1,351,275
        650,000  Ferrellgas Partners LP/Ferrellgas
                 Partners Finance sr. notes 6 3/4s, 2014                                            667,875
        845,000  Mission Energy Holding Co. sec. notes 13
                 1/2s, 2008                                                                       1,054,138
        400,000  Monongahela Power Co. 144A 1st. mtge.
                 6.7s, 2014                                                                         443,556
        534,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                624,780
        235,000  Nevada Power Co. 144A general ref. mtge.
                 5 7/8s, 2015                                                                       236,763
      1,020,000  Northwest Pipeline Corp. company
                 guaranty 8 1/8s, 2010                                                            1,128,375
        115,000  Northwestern Corp. notes 8 3/4s, 2012
                 (In default) (NON)(F)                                                                    1
        319,000  Norwest Corp./OLD 144A sec. notes 5
                 7/8s, 2014                                                                         326,327
      2,300,000  NRG Energy, Inc. 144A sr. sec. notes 8s,
                 2013                                                                             2,507,000
        655,000  Orion Power Holdings, Inc. sr. notes
                 12s, 2010                                                                          831,850
        615,000  PSEG Energy Holdings, Inc. notes 7 3/4s,
                 2007                                                                               650,363
        485,000  SEMCO Energy, Inc. sr. notes 7 3/4s,
                 2013                                                                               532,591
        150,000  Sierra Pacific Power Co. general ref.
                 mtge. 6 1/4s, 2012                                                                 156,563
        915,000  Sierra Pacific Resources sr. notes 8
                 5/8s, 2014                                                                       1,033,950
         90,000  Southern California Edison Co. notes 6
                 3/8s, 2006                                                                          92,825
        320,000  Teco Energy, Inc. notes 10 1/2s, 2007                                              368,800
        185,000  Teco Energy, Inc. notes 7.2s, 2011                                                 202,575
        280,000  Teco Energy, Inc. notes 7s, 2012                                                   305,900
        585,000  Texas Genco LLC/Texas Genco Financing
                 Corp. 144A sr. notes 6 7/8s, 2014                                                  604,744
      1,050,000  Utilicorp Canada Finance Corp. company
                 guaranty 7 3/4s, 2011 (Canada)                                                   1,090,688
        361,000  Utilicorp United, Inc. sr. notes 9.95s,
                 2011                                                                               408,833
        399,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                         447,245
        150,000  Williams Cos., Inc. (The) notes 8 1/8s,
                 2012                                                                               173,250
        226,429  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON)                                                     23
                                                                                              -------------
                                                                                                 25,730,453
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $253,259,882)                          $269,430,733


U.S. Government and Agency Mortgage Obligations (28.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $37,200,000  Federal Home Loan Mortgage Corporation 6
                 1/2s, TBA, January 1, 2035                                                     $39,030,939
                 Federal National Mortgage Association
                 Pass-Through Certificates
             69  8 1/2s, March 1, 2006                                                                   71
         18,065  8s, with due dates from October 1, 2025
                 to July 1, 2028                                                                     19,675
         14,287  7 1/2s, December 1, 2029                                                            15,336
     12,608,441  6 1/2s, with due dates from May 1, 2026
                 to August 1, 2034                                                               13,249,670
         31,157  6 1/2s, October 1, 2018                                                             32,779
     79,400,000  6 1/2s, TBA, January 1, 2033                                                    83,246,221
        244,449  5s, April 1, 2019                                                                  248,784
     39,100,000  5s, TBA, January 1, 2020                                                        39,717,045
      3,541,075  4 1/2s, with due dates from August 1,
                 2033 to June 1, 2034                                                             3,431,108
     26,200,000  4 1/2s, TBA, January 1, 2020                                                    26,114,033
                                                                                              -------------
                 Total U.S. Government and Agency Mortgage Obligations  (cost $204,881,765)    $205,105,661

U.S. Treasury Obligations (9.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 U.S. Treasury Notes
     $7,500,000  6 1/2s, February 15, 2010                                                       $8,491,406
     23,608,000  4 1/4s, August 15, 2013                                                         23,788,748
     27,242,000  3 1/4s, August 15, 2008                                                         27,114,303
     10,518,000  1 5/8s, March 31, 2005                                                          10,501,566
                                                                                              -------------
                 Total U.S. Treasury Obligations  (cost $70,395,811)                            $69,896,023

Foreign government bonds and notes (10.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $545,000  Brazil (Federal Republic of) bonds 10
                 1/2s, 2014                                                                        $646,643
      1,220,000  Bulgaria (Republic of) 144A bonds 8
                 1/4s, 2015                                                                       1,525,000
CAD   3,680,000  Canada (Government of) bonds Ser. WH31,
                 6s, 2008                                                                         3,329,173
     $1,260,000  Colombia (Republic of) bonds Ser. NOV, 9
                 3/4s, 2009                                                                       1,435,140
      2,150,000  Colombia (Republic of) notes 10 3/4s,
                 2013                                                                             2,567,100
        325,000  Dominican (Republic of) notes 9.04s,
                 2013                                                                               268,938
EUR   5,530,000  France (Government of) bonds 4s, 2013                                            7,771,361
EUR   8,330,000  Germany (Federal Republic of) bonds Ser.
                 95, 7 3/8s, 2005                                                                11,326,964
EUR   5,500,000  Germany (Federal Republic of) bonds Ser.
                 97, 6s, 2007                                                                     8,080,529
EUR   1,345,000  Greece (Hellenic Republic of) bonds 3
                 1/2s, 2008                                                                       1,864,549
       $460,000  Indonesia (Republic of) FRN 3.205s, 2005                                           456,550
        185,000  Indonesia (Republic of) FRN 2.795s, 2006                                           181,300
      1,420,000  Indonosia (Republic of) 144A sr. notes 6
                 3/4s, 2014                                                                       1,420,000
      1,500,000  Peru (Republic of) bonds 8 3/8s, 2016                                            1,680,000
      1,075,000  Philippines (Republic of) bonds 8 3/8s,
                 2011                                                                             1,077,688
        925,000  Philippines (Republic of) sr. notes 8
                 7/8s, 2015                                                                         925,000
      9,190,000  Russia (Federation of) unsub. 8 1/4s,
                 2010                                                                            10,136,570
        945,000  Russia (Ministry of Finance) deb. Ser.
                 V, 3s, 2008                                                                        880,646
      1,385,000  South Africa (Republic of) notes 7 3/8s,
                 2012                                                                             1,578,900
        860,000  South Africa (Republic of) notes 6 1/2s,
                 2014                                                                               934,390
EUR   1,000,000  Spain (Government of) bonds 5.4s, 2011                                           1,525,590
SEK  26,915,000  Sweden (Government of) bonds Ser. 3101,
                 4s, 2008                                                                         5,048,107
SEK  30,690,000  Sweden (Government of) debs. Ser. 1041,
                 6 3/4s, 2014                                                                     5,644,775
       $915,000  Venezuela (Republic of) notes 10 3/4s,
                 2013                                                                             1,093,425
        350,000  Venezuela (Republic of) notes 8 1/2s,
                 2014                                                                               371,000
      2,095,000  Venezuela (Republic of) unsub. bonds 5
                 3/8s, 2010                                                                       1,967,205
                                                                                              -------------
                 Total Foreign government bonds and notes  (cost $61,163,750)                   $73,736,543

Asset-backed securities (9.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $443,964  ABSC NIMS Trust 144A Ser. 03-HE5, Class
                 A, 7s, 2033                                                                       $446,184
                 Aegis Asset Backed Securities Trust 144A
         81,129  Ser. 04-1N, Class Note, 5s, 2034                                                    81,129
        200,270  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                 199,800
        167,601  Ser. 04-4N, Class Note, 5s, 2034                                                   167,601
        302,000  Ameriquest Finance NIM Trust 144A Ser.
                 04-RN9, Class N2, 10s, 2034                                                        279,743
      3,217,273  Amortizing Residential Collateral Trust
                 Ser. 02-BC1, Class A, IO, 6s, 2005                                                  28,849
         44,953  AQ Finance NIM Trust 144A Ser. 03-N9A,
                 Class Note, 7.385s, 2033                                                            45,065
                 Arcap REIT, Inc. 144A
        383,000  Ser. 03-1A, Class E, 7.11s, 2038                                                   407,416
        361,000  Ser. 04-1A, Class E, 6.42s, 2039                                                   366,584
                 Argent NIM Trust 144A
         52,403  Ser. 03-N6, Class A, 6.4s, 2034 (Cayman
                 Islands)                                                                            52,534
         50,736  Ser. 04-WN2, Class A, 4.55s, 2034
                 (Cayman Islands)                                                                    50,799
                 Asset Backed Funding Corp. NIM Trust
                 144A
          8,891  Ser. 03-WF1, Class N1, 8.35s, 2032                                                   8,891
        156,000  Ser. 04-0PT1, Class N2, 6.9s, 2033
                 (Cayman Islands)                                                                   155,999
        190,992  Ser. 04-0PT5, Class N1, 4 1/2s, 2034
                 (Cayman Islands)                                                                   190,992
        271,303  Ser. 04-FF1, Class N1, 5s, 2034 (Cayman
                 Islands)                                                                           270,411
         38,000  Ser. 04-FF1, Class N2, 5s, 2034 (Cayman
                 Islands)                                                                            35,024
        252,000  Ser. 04-HE1, Class N2, 8s, 2034 (Cayman
                 Islands)                                                                           244,847
        307,753  Aviation Capital Group Trust 144A FRB
                 Ser. 03-2A, Class G1, 3.11s, 2033                                                  308,210
        340,000  Bank One Issuance Trust FRB Ser. 03-C4,
                 Class C4, 3.43s, 2011                                                              340,093
     17,631,434  Bayview Financial Acquisition Trust Ser.
                 03-X, Class A, IO, 0.9s, 2006                                                      313,656
                 Bear Stearns Asset Backed Securities NIM
                 Trust 144A
        200,049  Ser. 04-HE10, Class A1, 4 1/4s, 2034
                 (Cayman Islands)                                                                   200,049
        348,589  Ser. 04-HE6, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   349,188
        273,613  Ser. 04-HE7N, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   274,126
        286,000  Bear Stearns Asset Backed Securities,
                 Inc. Ser. 04-FR3, Class M6, 3 1/4s, 2034                                           286,000
                 Bombardier Capital Mortgage
                 Securitization Corp.
        784,465  Ser. 99-B, Class A3, 7.18s, 2015                                                   604,038
        816,103  Ser. 99-B, Class A4, 7.3s, 2016                                                    630,831
        184,346  Bombardier Capital Mortgage
                 Securitization Corp. FRB Ser. 00-A,
                 Class A1, 2.56s, 2030                                                               95,282
                 CARSSX Finance, Ltd. 144A
        114,383  FRB Ser. 04-AA, Class B3, 5.75s, 2011
                 (Cayman Islands)                                                                   116,885
        643,294  FRB Ser. 04-AA, Class B4, 7.9s, 2011
                 (Cayman Islands)                                                                   660,306
        350,000  Chase Credit Card Master Trust FRB Ser.
                 03-3, Class C, 3.48s, 2010                                                         358,689
         54,495  Chase Funding Net Interest Margin 144A
                 Ser. 03-4A, Class Note, 6 3/4s, 2036                                                54,631
                 CHEC NIM Ltd., 144A
        313,428  Ser. 04-2, Class N1, 4.45s, 2034 (Cayman
                 Islands)                                                                           313,410
         94,000  Ser. 04-2, Class N2, 8s, 2034 (Cayman
                 Islands)                                                                            93,463
         58,000  Ser. 04-2, Class N3, 8s, 2034 (Cayman
                 Islands)                                                                            49,880
                 Conseco Finance Securitizations Corp.
        318,698  Ser. 00-2, Class A4, 8.48s, 2030                                                   320,291
      2,025,895  Ser. 00-4, Class A4, 7.73s, 2031                                                 1,979,142
        240,000  Ser. 00-4, Class A5, 7.97s, 2032                                                   205,760
      3,412,000  Ser. 00-4, Class A6, 8.31s, 2032                                                 2,973,465
        888,387  Ser. 00-6, Class M2, 8.2s, 2032                                                     88,839
        268,000  Ser. 01-04, Class A4, 7.36s, 2033                                                  275,242
        897,000  Ser. 01-1, Class A5, 6.99s, 2032                                                   853,386
         13,000  Ser. 01-3, Class A3, 5.79s, 2033                                                    13,269
      3,073,000  Ser. 01-3, Class A4, 6.91s, 2033                                                 3,053,705
        300,000  Ser. 01-3, Class M2, 7.44s, 2033                                                    49,500
        819,989  Ser. 01-4, Class B1, 9.4s, 2033                                                    110,698
      2,181,993  Ser. 02-1, Class A, 6.681s, 2033                                                 2,280,183
        295,000  FRB Ser. 01-4, Class M1, 4.03s, 2033                                               122,770
        790,000  Consumer Credit Reference IDX Securities
                 FRB Ser. 02-1A, Class A, 4.52s, 2007                                               800,096
                 Countrywide Asset Backed Certificates
                 144A
      1,313,989  Ser. 04-6N, Class N1, 6 1/4s, 2035                                               1,313,989
        200,652  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                             200,402
        431,000  Crest, Ltd. 144A Ser. 03-2A, Class E2,
                 8s, 2038                                                                           430,427
        420,000  First Chicago Lennar Trust 144A Ser.
                 97-CHL1, Class E, 7.863s, 2039                                                     428,794
                 First Franklin NIM Trust 144A
        140,018  Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                139,475
         30,797  Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                 30,710
        324,136  Ser. 04-FF10, Class N1, 4.45s, 2034
                 (Cayman Islands)                                                                   324,115
         62,584  Freemont NIM Trust 144A Ser. 04-3, Class
                 B, 7 1/2s, 2034                                                                     61,351
        389,389  Freemont Trust 144A Ser. 04-3A, 4 1/2s,
                 2034                                                                               388,727
                 Fremont NIM Trust 144A
         27,401  Ser. 03-B, Class Note, 5.65s, 2033                                                  27,435
        272,485  Ser. 04-A, Class Note, 4 3/4s, 2034                                                271,531
                 Granite Mortgages PLC
EUR   1,430,000  FRB Ser. 03-2, Class 2C1, 5.2s, 2043
                 (United Kingdom)                                                                 2,036,024
GBP   1,075,000  FRB Ser. 03-2, Class 3C, 6.444s, 2043
                 (United Kingdom)                                                                 2,117,952
       $440,000  Granite Mortgages PLC FRB Ser. 02-1,
                 Class 1C, 3.379s, 2042 (United Kingdom)                                            446,908
                 Green Tree Financial Corp.
        367,449  Ser. 94-4, Class B2, 8.6s, 2019                                                    258,703
        883,982  Ser. 94-6, Class B2, 9s, 2020                                                      704,310
        371,800  Ser. 95-4, Class B1, 7.3s, 2025                                                    350,654
        362,579  Ser. 95-8, Class B1, 7.3s, 2026                                                    286,859
        387,000  Ser. 96-8, Class M1, 7.85s, 2027                                                   340,381
        100,530  Ser. 99-3, Class A5, 6.16s, 2031                                                   101,614
      1,247,000  Ser. 99-5, Class A5, 7.86s, 2030                                                 1,115,131
                 Greenpoint Manufactured Housing
      2,249,233  Ser. 00-3, Class IA, 8.45s, 2031                                                 2,187,379
         50,000  Ser. 99-5, Class A4, 7.59s, 2028                                                    53,125
      1,180,000  GS Auto Loan Trust 144A Ser. 04-1, Class
                 D, 5s, 2011                                                                      1,162,066
                 GSAMP Trust 144A
         49,443  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                              49,472
        138,524  Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                             138,400
        144,160  Ser. 04-HE1N, Class N1, 5s, 2034                                                   143,900
      1,471,071  Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                             1,470,336
        519,000  Ser. 04-NIM1, Class N2, zero, 2034                                                 383,972
      1,395,835  Ser. 04-NIM2, Class N, 4 7/8s, 2034                                              1,389,833
         94,160  Ser. 04-RENM, Class Note, 5 1/2s, 2032                                              94,160
        260,939  Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                             260,809
        235,000  Holmes Financing PLC FRB Ser. 8, Class
                 2C, 2.79s, 2040 (United Kingdom)                                                   235,955
                 Holmes Financing PLC FRB
        210,000  Ser. 4, Class 3C, 3.37s, 2040 (United
                 Kingdom)                                                                           212,688
        560,000  Ser. 5, Class 2C, 3.52s, 2040 (United
                 Kingdom)                                                                           561,568
                 Home Equity Asset Trust 144A
        114,134  Ser. 02-5N, Class A, 8s, 2033                                                      114,419
         14,625  Ser. 03-4N, Class A, 8s, 2033                                                       14,662
        117,878  Ser. 03-7N, Class A, 5 1/4s, 2034                                                  117,952
         82,773  Ser. 04-1N, Class A, 5s, 2034                                                       82,773
        345,270  Ser. 04-5N, Class A, 5 1/4s, 2034                                                  345,702
      1,260,000  LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class
                 FFL, 5.167s, 2037 (Cayman Islands)                                               1,241,478
                 Long Beach Asset Holdings Corp. NIM
                 Trust 144A
         26,054  Ser. 03-2, Class N1, 7.627s, 2033                                                   26,054
         16,071  Ser. 03-4, Class N1, 6.535s, 2033                                                   16,071
        200,090  Ser. 04-2, Class N1, 4.94s, 2034                                                   200,090
        273,542  Ser. 04-5, Class Note, 5s, 2034                                                    274,143
                 Long Beach Mortgage Loan Trust
      1,683,844  Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                               93,401
        841,925  Ser. 04-3, Class S2, IO, 4 1/2s, 2006                                               46,701
GBP     900,000  Lothian Mortgages PLC 144A FRN Ser. 3A,
                 Class D, 5.699s, 2039 (United Kingdom)                                           1,727,730
     $1,046,356  Madison Avenue Manufactured Housing
                 Contract FRB Ser. 02-A, Class B1, 5.67s,
                 2032                                                                               575,496
                 Master Asset Backed Securities NIM Trust
                 144A
        143,000  Ser. 04-CI5, Class N2, 10s, 2034                                                   142,843
        239,368  Ser. 04-HE1, Class A, 5 1/4s, 2034                                                 239,344
        350,000  MBNA Credit Card Master Note Trust FRN
                 Ser. 03-C5, Class C5, 3.58s, 2010                                                  357,899
         71,906  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 03-WM3N, Class N1, 8s, 2005                                                    72,093
                 Merrill Lynch Mortgage Investors, Inc.
                 144A
        157,347  Ser. 04-FM1N, Class N1, 5s, 2035                                                   156,655
        125,574  Ser. 04-HE1N, Class N1, 5s, 2006                                                   124,695
        170,117  Mid-State Trust Ser. 11, Class B,
                 8.221s, 2038                                                                       164,832
        214,000  Morgan Stanley ABS Capital I FRB Ser.
                 04-HE8, Class B3, 5.62s, 2034                                                      216,179
        178,000  Morgan Stanley Auto Loan Trust 144A Ser.
                 04-HB2, Class E, 5s, 2012                                                          172,493
                 Morgan Stanley Dean Witter Capital I
        170,237  FRN Ser. 01-NC3, Class B1, 4.87s, 2031                                             168,792
        358,000  FRN Ser. 01-NC4, Class B1, 4.92s, 2032                                             354,941
         79,133  New Century Mortgage Corp. NIM Trust
                 144A Ser. 03-B, Class Note, 6 1/2s, 2033                                            79,405
         90,114  Novastar NIM Trust 144A Ser. 04-N1,
                 Class Note, 4.458s, 2034                                                            90,114
                 Oakwood Mortgage Investors, Inc.
      1,022,000  Ser. 00-D, Class A4, 7.4s, 2030                                                    667,747
      1,227,424  Ser. 01-C, Class A2, 5.92s, 2017                                                   781,366
        697,703  Ser. 01-C, Class A4, 7.405s, 2030                                                  489,104
        222,174  Ser. 01-D, Class A2, 5.26s, 2019                                                   171,074
        845,000  Ser. 01-D, Class A4, 6.93s, 2031                                                   664,755
      1,470,395  Ser. 01-E, Class A2, 5.05s, 2019                                                 1,201,588
        469,783  Ser. 02-A, Class A2, 5.01s, 2020                                                   397,268
        443,000  Ser. 02-B, Class A4, 7.09s, 2032                                                   397,031
      1,932,308  Ser. 02-C, Class A1, 5.41s, 2032                                                 1,718,041
        768,218  Ser. 99-B, Class A4, 6.99s, 2026                                                   694,997
      1,379,154  Ser. 99-D, Class A1, 7.84s, 2029                                                 1,304,815
        302,919  Oakwood Mortgage Investors, Inc. 144A
                 Ser. 01-B, Class A4, 7.21s, 2030                                                   288,624
        485,000  Ocean Star PLC 144A FRB Ser. 04-A, Class
                 E, 8.606s, 2018 (Ireland)                                                          485,000
                 Option One Mortgage Securities Corp. NIM
                 Trust 144A
         41,018  Ser. 03-5, Class Note, 6.9s, 2033                                                   41,223
         71,000  Park Place Securities NIM Trust 144A
                 Ser. 04-WCW2, Class D, 7.387s, 2034                                                 71,000
        230,603  Pass-Through Amortizing Credit Card
                 Trust Ser. 02-1A, Class A4FL, 7.61s,
                 2012                                                                               231,028
         90,000  People's Choice Net Interest Margin Note
                 144A Ser. 04-2, Class B, 5s, 2034                                                   81,540
                 Permanent Financing PLC FRB
        350,000  Ser. 1, Class 3C, 3.66s, 2042 (United
                 Kingdom)                                                                           353,360
        350,000  Ser. 3, Class 3C, 3.61s, 2042 (United
                 Kingdom)                                                                           354,760
        887,000  Permanent Financing PLC Ser. 6, Class
                 3C, 2.85s, 2042 (United Kingdom)                                                 1,702,774
      1,313,000  Providian Gateway Master Trust Ser. 02,
                 Class B, zero, 2006                                                              1,193,232
      2,541,393  Residential Asset Mortgage Products,
                 Inc. Ser. 03-RZ1, Class A, IO, 5 3/4s,
                 2005                                                                                63,384
        511,868  Residential Asset Securities Corp. 144A
                 Ser. 04-N10B, Class A1, 5s, 2034                                                   511,868
         93,052  Rural Housing Trust Ser. 87-1, Class D,
                 6.33s, 2026                                                                         95,728
                 SAIL Net Interest Margin Notes 144A
        266,584  Ser. 03-10A, Class A, 7 1/2s, 2033
                 (Cayman Islands)                                                                   267,917
         83,713  Ser. 03-12A, Class A, 7.35s, 2033
                 (Cayman Islands)                                                                    84,550
         95,710  Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman
                 Islands)                                                                            96,428
         39,922  Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman
                 Islands)                                                                            39,878
        192,390  Ser. 03-5, Class A, 7.35s, 2033 (Cayman
                 Islands)                                                                           192,334
         64,032  Ser. 03-6A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            64,032
        147,038  Ser. 03-7A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           145,947
         35,735  Ser. 03-8A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            35,555
         97,270  Ser. 03-9A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            96,764
        180,008  Ser. 03-BC2A, Class A, 7 3/4s, 2033
                 (Cayman Islands)                                                                   179,485
        756,769  Ser. 04-10A, Class A, 5s, 2034                                                     757,071
        434,726  Ser. 04-2A, Class A, 5 1/2s, 2034
                 (Cayman Islands)                                                                   434,726
        538,708  Ser. 04-4A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                           537,900
        284,337  Ser. 04-7A, Class A, 4 3/4s, 2034
                 (Cayman Islands)                                                                   283,941
         45,737  Ser. 04-7A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                    44,978
        546,009  Ser. 04-8A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                           546,009
        197,738  Ser. 04-8A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                   193,299
        299,054  Ser. 04-AA, Class A, 4 1/2s, 2034
                 (Cayman Islands)                                                                   298,007
                 Sasco Net Interest Margin Trust 144A
         73,176  Ser. 03-AM1, Class A, 7 3/4s, 2033                                                  72,819
        273,262  Ser. 03-BC1, Class B, zero, 2033                                                   232,273
         77,488  Saxon Net Interest Margin Trust 144A
                 Ser. 03-A, Class A, 6.656s, 2033                                                    77,488
         82,586  Sharps SP I, LLC Net Interest Margin
                 Trust Ser. 03-NC1N, Class N, 7 1/4s,
                 2033                                                                                82,925
                 Sharps SP I, LLC Net Interest Margin
                 Trust 144A
         94,148  Ser. 03-0P1N, Class NA, 4.45s, 2033                                                 94,035
         60,967  Ser. 03-HS1N, Class N, 7.48s, 2033                                                  61,120
         29,913  Ser. 03-TC1N, Class N, 7.45s, 2033                                                  29,913
         24,664  Ser. 04-FM1N, Class N, 6.16s, 2033                                                  24,726
        117,425  Ser. 04-HE2N, Class NA, 5.43s, 2034                                                117,131
         34,148  Ser. 04-HS1N, Class Note, 5.92s, 2034                                               34,148
        140,000  South Coast Funding FRB Ser. 3A, Class
                 A2, 3.46s, 2038                                                                    141,750
                 Structured Asset Investment Loan Trust
        136,235  Ser. 03-BC1A, Class A, 7 3/4s, 2033                                                136,660
      4,060,735  Ser. 03-BC2, Class A, IO, 6s, 2005                                                  56,574
      1,928,005  Ser. 03-BC8, Class A, IO, 6s, 2005                                                  45,828
     10,983,737  Ser. 04-1, Class A, IO, 6s, 2005                                                   315,481
        467,000  TIAA Real Estate CD0, Ltd. Ser. 03-1A,
                 Class E, 8s, 2038 (Cayman Islands)                                                 449,933
        390,000  TIAA Real Estate CD0, Ltd. 144A Ser.
                 02-1A, Class IV, 6.84s, 2037                                                       367,940
      2,475,124  Washington Mutual Ser. 03-S1, Class A11,
                 IO, 5 1/2s, 2033                                                                   112,154
                 Wells Fargo Home Equity Trust 144A
        989,731  Ser. 04-2, Class N1, 4.45s, 2034                                                   989,672
        214,000  Ser. 04-2, Class N2, 8s, 2034                                                      203,300
                 Whole Auto Loan Trust 144A
        591,883  Ser. 03-1, Class D, 6s, 2010                                                       590,218
        504,000  Ser. 04-1, Class D, 5.6s, 2011                                                     501,874
                                                                                              -------------
                 Total Asset-backed securities  (cost $73,439,680)                              $71,141,153

Collateralized mortgage obligations (3.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $367,000  Banc of America Commercial Mortgage,
                 Inc. 144A Ser. 01-1, Class K, 6 1/8s,
                 2036                                                                              $272,498
        141,000  Banc of America Large Loan 144A FRN Ser.
                 02-FL2A, Class L1, 5.34s, 2014                                                     141,403
        350,000  Bear Stearns Commercial Mortgage
                 Securitization Corp. 144A Ser. 04-ESA,
                 Class K, 4.6s, 2016                                                                349,999
        533,000  Commercial Mortgage Pass-Through
                 Certificates 144A Ser. 01-FL4A, Class D,
                 2.95s, 2013                                                                        519,598
                 CS First Boston Mortgage Securities
                 Corp. 144A
        356,000  FRB Ser. 03-TF2A, Class L, 6.4s, 2014                                              353,983
        966,000  Ser. 98-C1, Class F, 6s, 2040                                                      706,009
        354,000  Ser. 02-CP5, Class M, 5 1/4s, 2035                                                 253,426
     23,602,021  Deutsche Mortgage & Asset Receiving
                 Corp. Ser. 98-C1, Class X, IO, 1.076s,
                 2031                                                                               634,923
                 DLJ Commercial Mortgage Corp.
        286,492  Ser. 98-CF2, Class B4, 6.04s, 2031                                                 279,364
        915,958  Ser. 98-CF2, Class B5, 5.95s, 2031                                                 624,434
                 DLJ Mortgage Acceptance Corp. 144A
        275,000  Ser. 97-CF1, Class B2, 8.16s, 2030                                                  68,750
        266,000  Ser. 97-CF1, Class B1, 7.91s, 2030                                                 291,080
        134,464  EURO 144A FRN Ser. 6A, Class F, 7.148s,
                 2010 (United Kingdom)                                                              261,719
                 Fannie Mae
        118,732  Ser. 98-51, Class SG, IO, 24.6s, 2022                                               56,335
        407,422  Ser. 02-36, Class SJ, 14.081s, 2029                                                432,901
        435,673  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                466,663
          9,357  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                 10,025
          1,077  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                   1,148
          3,930  Ser. 02-14, Class A2, 7 1/2s, 2042                                                   4,205
        517,895  Ser. 01-T10, Class A2, 7 1/2s, 2041                                                552,082
          2,507  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                   2,680
          6,683  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                   7,134
      2,014,424  Ser. 01-T7, Class A1, 7 1/2s, 2041                                               2,148,012
        302,647  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                 322,943
        914,068  Ser. 01-T1, Class A1, 7 1/2s, 2040                                                 977,094
        378,346  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                 404,571
        190,029  Ser. 00-T6, Class A1, 7 1/2s, 2030                                                 202,630
        895,739  Ser. 01-T4, Class A1, 7 1/2s, 2028                                                 961,397
          2,164  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                   2,316
        935,547  Ser. 03-58, Class ID, IO, 6s, 2033                                                 177,023
        942,625  Ser. 03-26, Class IG, IO, 6s, 2033                                                 143,937
        735,939  Ser. 322, Class 2, IO, 6s, 2032                                                    146,498
        924,423  Ser. 318, Class 2, IO, 6s, 2032                                                    186,736
      1,234,331  Ser. 03-118, Class S, IO, 5.683s, 2033                                             156,220
      1,362,183  Ser. 03-118, Class SF, IO, 5.683s, 2033                                            170,273
        882,742  Ser. 02-36, Class QH, IO, 5.633s, 2029                                              32,371
      4,464,321  Ser. 338, Class 2, IO, 5 1/2s, 2033                                                939,600
      1,959,602  Ser. 329, Class 2, IO, 5 1/2s, 2033                                                413,966
      2,004,011  Ser. 03-45, Class PI, IO, 5 1/2s, 2029                                             187,876
      2,623,333  Ser. 03-37, Class IC, IO, 5 1/2s, 2027                                             241,840
        373,432  Ser. 03-6, Class IB, IO, 5 1/2s, 2022                                                7,424
      6,512,026  Ser. 03-34, Class ES, IO, 4.583s, 2033                                             456,723
      2,737,409  Ser. 03-34, Class SG, IO, 4.583s, 2033                                             193,827
      7,679,696  Ser. 03-W10, Class 1A, IO, 1.703s, 2043                                            179,705
      9,111,220  Ser. 03-W10, Class 3A, IO, 1.664s, 2043                                            219,580
      4,955,674  Ser. 03-W17, Class 12, IO, 1.158s, 2033                                            161,989
     14,293,295  Ser. 02-T18, IO, 0.521s, 2042                                                      203,313
        152,446  Ser. 99-51, Class N, PO, zero, 2029                                                130,079
         65,567  Ser. 99-52, Class MO, PO, zero, 2026                                                63,137
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
         12,583  Ser. T-58, Class 4A, 7 1/2s, 2043                                                   13,450
      4,867,615  Ser. T-57, Class 1AX, IO, 0.449s, 2043                                              53,101
     13,248,448  FFCA Secured Lending Corp. Ser. 00-1,
                 Class X, IO, 1.563s, 2020                                                          780,089
                 Freddie Mac
        514,021  IFB Ser. 2763, Class SC, 20.24s, 2032                                              601,729
      2,888,984  Ser. 216, IO, 6s, 2032                                                             569,554
      1,418,300  Ser. 2515, Class IG, IO, 5 1/2s, 2032                                              372,286
        677,653  Ser. 2626, Class IK, IO, 5 1/2s, 2030                                              130,566
        729,500  Ser. 2590, Class IH, IO, 5 1/2s, 2028                                              136,781
        503,008  Ser. 2833, Class IK, IO, 5 1/2s, 2023                                               72,465
        315,910  Ser. 215, PO, zero, 2031                                                           290,306
        313,603  Ser. 2235, PO, zero, 2030                                                          265,093
                 GE Capital Commercial Mortgage Corp.
                 144A
        596,000  Ser. 00-1, Class G, 6.131s, 2033                                                   532,913
        370,000  Ser. 00-1, Class H, 6.131s, 2033                                                   264,644
        529,968  GMAC Commercial Mortgage Securities,
                 Inc. 144A Ser. 99-C3, Class G, 6.974s,
                 2036                                                                               422,803
                 Government National Mortgage Association
        306,197  Ser. 01-43, Class SJ, IO, 5.19s, 2029                                                3,971
        151,344  Ser. 98-2, Class EA, PO, zero, 2028                                                125,971
        214,000  GS Mortgage Securities Corp. II 144A FRB
                 Ser. 03-FL6A, Class L, 5.65s, 2015                                                 214,268
      1,125,121  Hermione (European Loan Conduit No. 14)
                 144A FRB Class A, 5.348s, 2011 (Ireland)                                         2,171,775
        253,101  LB Commercial Conduit Mortgage Trust
                 144A Ser. 99-C1, Class G, 6.41s, 2031                                              243,641
        876,000  Lehman Brothers Floating Rate Commercial
                 Mortgage Trust 144A FRN Ser. 03-LLFA,
                 Class L, 5.85s, 2014                                                               864,289
                 Mach One Commercial Mortgage Trust 144A
        422,000  Ser. 04-1A, Class J, 5.45s, 2040                                                   351,546
        212,000  Ser. 04-1A, Class K, 5.45s, 2040                                                   172,780
         96,000  Ser. 04-1A, Class L, 5.45s, 2040                                                    69,716
      8,442,605  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 96-C2, Class JS, IO, 2.13s, 2028                                              429,725
      5,737,000  Merrill Lynch Mortgage Trust 144A Ser.
                 04-BPC1, Class XC, 0.059s, 2041                                                    110,258
      1,022,469  Mezz Cap Commercial Mortgage Trust 144A
                 Ser. 04-C1, Class X, IO, 6.18s, 2037                                               456,756
      1,730,000  Morgan Stanley Capital I 144A Ser.
                 04-RR, Class F7, 6s, 2039                                                        1,267,381
      4,345,004  Mortgage Capital Funding, Inc. Ser.
                 97-MC2, Class X, IO, 1.285s, 2012                                                  112,744
        327,112  Mortgage Capital Funding, Inc. FRB Ser.
                 98-MC2, Class E, 7.292s, 2030                                                      361,733
                 Option One Mortgage Securities Corp. NIM
                 Trust 144A
          4,067  Ser. 03-2B, Class N1, 7.63s, 2033
                 (Cayman Islands)                                                                     4,067
                 STRIPS 144A
        162,000  Ser. 03-1A, Class M, 5s, 2018 (Cayman
                 Islands)                                                                           134,395
        193,000  Ser. 03-1A, Class N, 5s, 2018 (Cayman
                 Islands)                                                                           144,306
        174,000  Ser. 04-1A, Class M, 5s, 2018 (Cayman
                 Islands)                                                                           145,847
        167,000  Ser. 04-1A, Class N, 5s, 2018 (Cayman
                 Islands)                                                                           126,970
        398,000  TITAN 144A FRB Ser. 04-2, Class D,
                 5.819s, 2034 (United Kingdom)                                                      540,922
        180,000  Trizechahn Office Properties Trust 144A
                 Ser. 01-TZHA, Class D3, 6.943s, 2013                                               190,341
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $31,825,259)                  $28,470,621

Senior loans (2.5%) (a)(c)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Basic Materials (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  Goodman Manufacturing bank term loan FRN
                 Ser. B, 4.27s, 2011                                                             $1,522,500
        136,882  Graphics Packaging bank term loan FRN
                 Ser. Ser. C, 4.5089s, 2010                                                         139,175
        173,688  Hercules, Inc. bank term loan FRN Ser.
                 B, 3.9523s, 2010                                                                   174,469
        114,449  Nalco Co. bank term loan FRN Ser. B,
                 4.3257s, 2010                                                                      115,987
        174,433  SGL Carbon, LLC bank term loan FRN
                 4.95s, 2009                                                                        175,305
                                                                                              -------------
                                                                                                  2,127,436
Capital Goods (0.2%)
-----------------------------------------------------------------------------------------------------------
        149,519  Allied Waste Industries, Inc. bank term
                 loan FRN 5.1245s, 2010                                                             151,653
         25,457  Allied Waste Industries, Inc. bank term
                 loan FRN Ser. C, 1.84s, 2010                                                        25,751
        182,869  Amsted Industries bank term loan FRN
                 4.8839s, 2010                                                                      185,384
        127,458  EaglePicher bank term loan FRN Ser. B,
                 5.46s, 2009                                                                        128,096
         69,448  Flowserve Corp. bank term loan FRN Ser.
                 C, 5.033s, 2009                                                                     70,490
        118,629  Invensys, PLC bank term loan FRN Ser.
                 B-1, 5.477s, 2009 (United Kingdom)                                                 120,261
        141,743  Mueller Group bank term loan FRN
                 5.0987s, 2011                                                                      142,983
        148,875  Solo Cup Co. bank term loan FRN 4.8762s,
                 2011                                                                               151,480
         91,654  SPX Corp. bank term loan FRN Ser. B, 4
                 1/4s, 2009                                                                          91,998
         49,501  Transdigm, Inc. bank term loan FRN Ser.
                 C, 4.6s, 2010                                                                       50,089
                                                                                              -------------
                                                                                                  1,118,185
Communication Services (0.1%)
-----------------------------------------------------------------------------------------------------------
         49,667  Consolidated Communications bank term
                 loan FRN Ser. C, 4.6446s, 2012                                                      50,412
        231,000  Nextel Communications, Inc. bank term
                 loan FRN Ser. E, 4.6875s, 2010                                                     231,130
         79,398  PanAmSat Corp. bank term loan FRN Ser.
                 B, 5.16s, 2011                                                                      79,786
        195,000  Qwest Communications International, Inc.
                 bank term loan FRN Ser. A, 7.39s, 2007                                             203,166
         49,750  SBA Senior Finance, Inc. bank term loan
                 FRN 4.8691s, 2008                                                                   50,325
                                                                                              -------------
                                                                                                    614,819
Consumer Cyclicals (0.7%)
-----------------------------------------------------------------------------------------------------------
        450,000  Advertising Direct bank term loan FRN
                 4.4s, 2011                                                                         453,375
        450,000  Boise Cascade Corp. bank term loan FRN
                 Ser. C, 4.4688s, 2011                                                              450,563
        141,780  Coinmach Corp. bank term loan FRN Ser.
                 B, 5.3624s, 2009                                                                   143,198
        163,525  Dex Media West, LLC bank term loan FRN
                 Ser. B, 4.1772s, 2010                                                              165,024
        120,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 7.03s, 2006                                                          121,500
         75,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 4.6s, 2007                                                            75,703
        171,350  Hayes Lemmerz International, Inc. bank
                 term loan FRN 6.0443s, 2009                                                        173,778
         98,750  IESI Corp. bank term loan FRN 5.0793s,
                 2010                                                                                99,367
        162,963  Lamar Media bank term loan FRN Ser. D,
                 4.0625s, 2010                                                                      164,389
         50,000  Landsource bank term loan FRN Ser. B,
                 4.9375s, 2010                                                                       50,688
         75,127  Penn National Gaming, Inc. bank term
                 loan FRN Ser. D, 4.48s, 2010                                                        75,315
        127,175  Primedia, Inc. bank term loan FRN Ser.
                 B, 5.0625s, 2009                                                                   124,154
      1,300,000  Raycom Media, Inc. bank term loan FRN
                 Ser. B, 4 1/4s, 2012                                                             1,314,625
        215,280  RH Donnelley Finance Corp. bank term
                 loan FRN Ser. B, 4.1873s, 2011                                                     217,276
        600,714  Sealy Mattress Co. bank term loan FRN
                 Ser. C, 4.5351s, 2012                                                              608,724
        450,000  TRW Automotive bank term loan FRN Ser.
                 B, 3.52s, 2010                                                                     450,563
        104,475  TRW Automotive bank term loan FRN Ser.
                 D-1, 4 1/8s, 2011                                                                  105,154
        165,000  WRC Media Corp. bank term loan FRN
                 6.7613s, 2009                                                                      163,763
                                                                                              -------------
                                                                                                  4,957,159
Consumer Staples (0.7%)
-----------------------------------------------------------------------------------------------------------
         34,454  Affinity Group Holdings bank term loan
                 FRN Ser. B1, 5.3683s, 2009                                                          34,770
         86,135  Affinity Group Holdings bank term loan
                 FRN Ser. B2, 4.975s, 2009                                                           86,925
        116,933  AMF Bowling Worldwide bank term loan FRN
                 Ser. B, 5.4852s, 2009                                                              117,956
        900,000  Century Cable Holdings bank term loan
                 FRN 7 1/4s, 2009                                                                   893,571
        688,800  Charter Communications Holdings,
                 LLC/Capital Corp. bank term loan FRN
                 Ser. B, 5.3798s, 2011                                                              689,159
      1,000,000  Constellation Brands, Inc. bank term
                 loan FRN Ser. B, 3.77s, 2011                                                     1,013,250
        158,995  Del Monte Foods Co. bank term loan FRN
                 Ser. B, 4.38s, 2010                                                                161,380
        148,665  DirecTV bank term loan FRN Ser. B-2,
                 4.4001s, 2010                                                                      150,301
         14,266  Dole Food Co. bank term loan FRN Ser. D,
                 4.7592s, 2009                                                                       14,494
        120,000  Dole Holding Co. bank term loan FRN 7s,
                 2010                                                                               122,700
         69,300  Insight Midwest LP/Insight Capital, Inc.
                 bank term loan FRN 5.1875s, 2009                                                    70,320
        179,550  MGM Studios bank term loan FRN Ser. B,
                 4.48s, 2011                                                                        179,909
        500,000  Olympus Cable bank term loan FRN Ser. B,
                 7s, 2010                                                                           496,328
        107,956  Rayovac Corp. bank term loan FRN Ser. C,
                 4.7671s, 2009                                                                      109,485
        243,139  Roundy's bank term loan FRN 4.2638s,
                 2009                                                                               245,571
         84,461  Six Flags, Inc. bank term loan FRN Ser.
                 B, 4.84s, 2009                                                                      85,596
        152,916  Sum Media bank term loan FRN Ser. B,
                 4.1443s, 2009                                                                      153,824
        650,000  Universal City Development bank term
                 loan FRN Class B, 4.41s, 2011                                                      659,750
        198,500  Warner Music Group bank term loan FRN
                 Ser. B, 5.2092s, 2011                                                              200,981
                                                                                              -------------
                                                                                                  5,486,270
Energy (--%)
-----------------------------------------------------------------------------------------------------------
        180,000  Dresser, Inc. bank term loan FRN 5.84s,
                 2010                                                                               182,700

Financial (0.1%)
-----------------------------------------------------------------------------------------------------------
        900,000  General Growth Propery bank term loan
                 FRN Ser. B, 4.53s, 2008                                                            902,250

Health Care (0.2%)
-----------------------------------------------------------------------------------------------------------
        123,438  Beverly Enterprises, Inc. bank term loan
                 FRN 4.5103s, 2008                                                                  125,135
        119,700  Community Health Systems, Inc. bank term
                 loan FRN Ser. B, 4.1495s, 2011                                                     120,579
        197,010  Concentra bank term loan FRN 5.0443s,
                 2009                                                                               198,570
        295,684  DaVita, Inc. bank term loan FRN Ser. B,
                 4.1819s, 2009                                                                      296,001
        119,400  Fisher Scientific International, Inc.
                 bank term loan FRN Ser. B, 3.6806s, 2011                                           120,221
         98,750  Hanger Orthopedic Group, Inc. bank term
                 loan FRN 5.475s, 2009                                                               99,614
        108,625  Kinetic Concepts, Inc. bank term loan
                 FRN Ser. B, 3.73s, 2011                                                            109,259
        148,125  Medex, Inc. bank term loan FRN Ser. B,
                 5.4147s, 2009                                                                      149,730
        476,607  Triad Hospitals, Inc. bank term loan FRN
                 Ser. B, 4.46s, 2008                                                                482,505
                                                                                              -------------
                                                                                                  1,701,614
Transportation (--%)
-----------------------------------------------------------------------------------------------------------
        126,824  Pacer International, Inc. bank term loan
                 FRN 4.4061s, 2010                                                                  128,409

Utilities & Power (0.2%)
-----------------------------------------------------------------------------------------------------------
        797,000  EL Paso bank term loan FRN Ser. B, Class
                 B, 5.1875s, 2009                                                                   803,199
        208,000  El Paso Corp. bank  Corp. term loan FRN
                 Ser. C, 5.165s, 2009                                                               209,332
        120,000  Unisource Energy bank term loan FRN Ser.
                 B, 5.652s, 2011                                                                    118,650
        118,206  Williams Products bank term loan FRN
                 Ser. C, 4.9944s, 2007                                                              119,782
                                                                                              -------------
                                                                                                  1,250,963
                                                                                              -------------
                 Total Senior loans  (cost $18,179,874)                                         $18,469,805

Common stocks (0.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
          1,987  AboveNet, Inc. (NON) (S)                                                           $63,584
          2,305  Alderwoods Group, Inc. (NON)                                                        26,231
        820,000  AMRESCO Creditor Trust (acquired 6/17/99
                 and 2/10/00, cost $138,193)
                 (RES)(NON)(F)                                                                          820
            898  Birch Telecom, Inc. (NON)(F)                                                             9
            501  Comdisco Holding Co., Inc. (S)                                                      11,177
      3,445,121  Contifinancial Corp. Liquidating Trust
                 Units                                                                               68,902
         15,321  Covad Communications Group, Inc. (NON)
                 (S)                                                                                 32,940
            497  Crown Castle International Corp. (NON)                                               8,270
            903  Genesis HealthCare Corp. (NON)                                                      31,632
         45,911  Globix Corp. (NON)                                                                 165,280
        470,000  iPCS Escrow, Inc. (NON)(F)                                                             470
         10,939  iPCS, Inc. (NON)                                                                   333,640
            199  Knology, Inc. (NON)                                                                    778
            105  Leucadia National Corp.                                                              7,295
          6,483  Lodgian, Inc. (NON)                                                                 79,741
        120,000  Loewen Group International, Inc.
                 (NON)(F)                                                                                12
          3,774  Northwestern Corp. (NON)                                                           105,672
          1,158  Polymer Group, Inc. Class A (NON)                                                   22,002
            715  PSF Group Holdings, Inc. 144A Class A
                 (NON)(F)                                                                         1,072,995
         53,520  Regal Entertainment Group (F)                                                    1,111,075
            110  Sterling Chemicals, Inc. (NON)                                                       4,098
            740  Sun Healthcare Group, Inc. (NON)                                                     6,816
             12  USA Mobility, Inc. (NON)                                                               424
        948,004  VFB LLC (acquired 10/27/00 and 12/8/03,
                 cost $948,004) (RES)                                                               194,341
          4,438  Washington Group International, Inc.
                 (NON) (S)                                                                          183,068
                                                                                              -------------
                 Total Common stocks  (cost $8,687,867)                                          $3,531,272

Brady bonds (0.5%) (a) (cost $2,818,735)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $3,476,498  Brazil (Federal Republic of) FRB Ser. 18
                 YR, 3 1/8s, 2012                                                                $3,315,884

Preferred stocks (0.3%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
            15  Dobson Communications Corp. 13.00% pfd.
                 (PIK)                                                                               $6,000
            320  First Republic Capital Corp. 144A 10.50%
                 pfd.                                                                               329,600
         12,814  iStar Financial, Inc. Ser. F, $1.95 cum.
                 pfd. (R)                                                                           330,761
            101  Paxson Communications Corp. 14.25% cum.
                 pfd. (PIK)                                                                         742,350
            874  Rural Cellular Corp. Ser. B, 11.375%
                 cum. pfd. (PIK)                                                                    672,980
                                                                                              -------------
                 Total Preferred stocks  (cost $2,364,693)                                       $2,081,691

Convertible preferred stocks (0.1%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
          9,140  Crown Castle International Corp. $3.125
                 cum. cv. pfd.                                                                     $445,575
          2,441  Emmis Communications Corp. Ser. A,
                 $3.125 cum. cv. pfd.                                                               112,286
             54  Paxson Communications Corp. 144A 9.75%
                 cv. pfd. (PIK)                                                                     297,000
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $860,227)                               $854,861

Warrants  (0.1%) (a) (NON)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                         Expiration date            Value
-----------------------------------------------------------------------------------------------------------
            719  AboveNet, Inc.                                                   9/8/2008           $8,627
            846  AboveNet, Inc.                                                   9/8/2010            6,767
          1,020  Dayton Superior Corp. 144A                                       6/15/2009               1
          1,193  Huntsman Co., LLC 144A                                           5/15/2011         560,710
            508  MDP Acquisitions PLC 144A                                        10/1/2013          20,320
            390  Mikohn Gaming Corp. 144A                                         8/15/2008           1,268
            400  ONO Finance PLC 144A (United Kingdom)                            2/15/2011               4
            410  Pliant Corp. 144A                                                6/1/2010                4
          1,830  Travel Centers of America, Inc. 144A                             5/1/2009            9,150
          1,670  Ubiquitel, Inc. 144A                                             4/15/2010               1
          2,740  Washington Group International, Inc.
                 Ser. A                                                           1/25/2006          36,935
          3,131  Washington Group International, Inc.
                 Ser. B                                                           1/25/2006          32,750
          1,692  Washington Group International, Inc.
                 Ser. C                                                           1/25/2006          15,313
            590  XM Satellite Radio Holdings, Inc. 144A                           3/15/2010          56,050
                                                                                              -------------
                 Total Warrants  (cost $680,109)                                                   $747,900

Units (0.1%) (a)
-----------------------------------------------------------------------------------------------------------
Number of units                                                                                       Value
-----------------------------------------------------------------------------------------------------------
        870,000  Morrison Knudsen Corp. zero, 2032                                                  $73,950
            991  XCL Equity Units zero (F)                                                          439,663
                                                                                              -------------
                 Total Units  (cost $1,720,483)                                                    $513,613

Convertible bonds and notes (--%) (a) (cost $2,018,410)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $2,430,000  Cybernet Internet Services
                 International, Inc. 144A cv. sr. disc.
                 notes 13s, 2009 (Denmark) (In default)
                 (NON)                                                                                  $24

Short-term investments (21.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $5,000,000  Danske Corp. for an effective yield of
                 2.29%, January 14, 2005                                                          4,995,793
      6,115,000  Delaware Funding Corp. for an effective
                 yield of 2.26%, January 13, 2005                                                 6,110,332
     10,000,000  Dexia Delaware, LLC for an effective
                 yield of 2.3%, January 19, 2005                                                 $9,988,350
     10,000,000  Federal Home Loan Banks for an effective
                 yield of 2.22%, January 13, 2005                                                 9,993,094
     10,000,000  Preferred Receivables for an effective
                 yield of 2.35%, January 11, 2005                                                 9,993,583
      5,000,000  Sheffield Receivables Corp. for an
                 effective yield of 2.34%, January 11,
                 2005                                                                             4,996,799
        700,000  U.S. Treasury Bill, for an effective
                 yield of 2.2%, March 31, 2005 (SEG)                                                696,270
        274,551  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 2.15% to 2.50% and
                 due dates ranging from January 3, 2005
                 to February 2, 2005(d)                                                             274,305
    109,670,027  Putnam Prime Money Market Fund (e)                                             109,670,027
                                                                                              -------------
                 Total Short-term investments  (cost $156,718,554)                             $156,718,553
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $889,015,099)(b)                                      $904,014,337
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to buy at December 31, 2004 (Unaudited) (aggregate face value $102,719,996)
                                                            Unrealized
                                  Aggregate  Delivery     appreciation/
                        Value    face value      date    (depreciation)
----------------------------------------------------------------------
Australian Dollar  $20,986,261  $20,857,600   4/20/05         $128,661
British Pound       21,903,747   21,811,631   3/16/05           92,116
Danish Krone         1,283,442    1,255,052   3/16/05           28,390
Euro                14,932,498   14,799,945   3/16/05          132,553
Japanese Yen        29,545,328   29,571,077   5/18/05          (25,749)
New Zealand Dollar     316,123      314,530   4/20/05            1,593
Polish Zloty           595,303      571,815   3/16/05           23,488
Swedish Krona        2,748,804    2,725,953   3/16/05           22,851
Swiss Franc          8,964,870    8,971,843   3/16/05           (6,973)
Taiwan Dollar        1,871,383    1,840,550   5/18/05           30,833
----------------------------------------------------------------------
                                                              $427,763
----------------------------------------------------------------------

Forward currency contracts to sell at December 31, 2004 (Unaudited) (aggregate face value $110,031,471)
                                                            Unrealized
                                  Aggregate   Delivery    appreciation/
                         Value   face value       date   (depreciation)
----------------------------------------------------------------------
Australian Dollar   $6,671,452   $6,520,734    4/20/05       $(150,718)
British Pound        3,021,383    3,044,987    3/16/05          23,604
Canadian Dollar     21,856,802   21,955,722    4/20/05          98,920
Euro                40,932,274   40,349,775    3/16/05        (582,499)
Japanese Yen         2,620,873    2,600,372    5/18/05         (20,501)
Norwegian Krone     10,692,249   10,557,170    3/16/05        (135,079)
Swedish Krona       10,955,972   10,815,017    3/16/05        (140,955)
Swiss Franc         14,201,302   14,187,694    3/16/05         (13,608)
----------------------------------------------------------------------
                                                             $(920,836)
----------------------------------------------------------------------


Futures contracts outstanding at December 31, 2004 (Unaudited)
                                                            Unrealized
                                  Aggregate  Expiration   appreciation/
                          Value  face value        date  (depreciation)
----------------------------------------------------------------------
CBT Interest Rate
Swap 10 yr (Long)    $1,654,219  $1,664,195      Mar-05        $(9,976)
Euro-Bobl
5 yr (Long)          18,566,530  18,606,409      Mar-05        (39,879)
Euro-Bund
10 yr (Long)         24,821,054  24,731,577      Mar-05         89,477
Japanese Government
Bond 10 yr (Long)    12,154,612  12,141,896      Mar-05         12,716
Japanese Government
Bond 10 yr(Long)      4,457,335   4,451,988      Mar-05          5,347
U.S. Treasury Note
5 yr (Long)           3,724,063   3,742,540      Mar-05        (18,477)
U.S. Treasury Note
10 yr (Long)          3,358,125   3,351,383      Mar-05          6,742
U.S. Treasury Bond
30 yr (Short)        10,575,000  10,613,366      Mar-05         38,366
----------------------------------------------------------------------
                                                               $84,316
----------------------------------------------------------------------


TBA sale commitments outstanding at December 31, 2004 (Unaudited)
(proceeds receivable $76,450,195)

                   Principal        Settlement
Agency                amount              date                   Value
----------------------------------------------------------------------
FNMA, 6 1/2s,
January 1, 2035  $37,200,000        01/13/2005              $39,001,875
FNMA, 5s,
January 1, 2020   36,800,000        01/13/2005               37,380,748
----------------------------------------------------------------------
                                                            $76,382,623
----------------------------------------------------------------------

Interest rate swap contracts outstanding at December 31, 2004 (Unaudited)

                                                                Unrealized
                                      Notional Termination    appreciation/
                                        amount        date   (depreciation)
--------------------------------------------------------------------------
Agreement with Bank of America,
N.A. dated March 25, 2004 to
pay semi-annually the notional
amount multiplied by 3.075% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                   $16,800,000     3/29/09         405,227

Agreement with Bank of America,
N.A. dated January 22, 2004 to
pay semi-annually the notional
amount multiplied by 1.97375%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR.          13,900,000     1/26/06          99,194

Agreement with Bank of America,
N.A. dated December 2,  2003 to
pay semi-annually the notional
amount multiplied by 2.444% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                     6,270,000     12/4/05          34,376

Agreement with Bank of America,
N.A. dated January 22, 2004 to
pay semi-annually the notional
amount multiplied by 4.35% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                     4,400,000     1/26/14          (3,638)

Agreement with Credit Suisse
First Boston International
dated July 7, 2004 to pay
semi-annually the notional
amount multiptied by 4.945% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                     5,699,500      7/9/14        (270,007)

Agreement with Credit Suisse
First Boston International
dated July 7, 2004 to receive
semi-annually the notional
amount multiptied by 2.931% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                     5,048,700      7/9/06          21,568

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 1.955% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                13,900,000     1/26/06         102,046

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive
semi-annually the notional
amount multiptied by 4.641% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                 9,188,000    12/11/13          85,772

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 4.3375%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR-BBA.       4,400,000     1/26/14             579

Agreement with Merrill Lynch
Capital Services, Inc. dated
September 27, 2002 to receive
semi-annually the notional
amount multiplied by the six
month JPY-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 0.399%. JPY 2,443,000,000     10/1/07         (89,858)

Agreement with Merrill Lynch
Capital Services, Inc. dated
November 17, 2000 to pay
semi-annually the notional
amount multiplied by the three
month  USD-LIBOR-BBA and
receive  the notional amount
multiplied by 6.68%.                 6,500,000    11/21/05         237,368
--------------------------------------------------------------------------
                                                                  $622,627
--------------------------------------------------------------------------

Credit default contracts outstanding at December 31, 2004 (Unaudited)

                                                    Notional
                                                      amount         Value
--------------------------------------------------------------------------
Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.35% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS securities.                     $1,116,444       $14,708

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.55625%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS securities.                  1,116,444         3,582

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.4625%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS securities.                    558,222         8,857

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.433%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS securities.                    418,667         7,377

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.475%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS securities.                    279,111         2,455

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.5% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS securities.                        139,556         5,450

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.6% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS securities.                        139,556        (3,961)
--------------------------------------------------------------------------
                                                                   $38,468
--------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $729,374,060.

  (b) The aggregate identified cost on a tax basis is $891,090,183 resulting in gross unrealized appreciation and depreciation of $34,002,937 and $21,078,783, respectively, or net unrealized appreciation of $12,924,154.

  (c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. Theses loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at December 31, 2004. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2004 was $195,161 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2004.

  (F) Security is valued at fair value following procedures approved by the Trustees.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at December 31, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At December 31, 2004, the value of securities loaned amounted to $257,143. The fund received cash collateral of $274,305 which is pooled with collateral of other Putnam funds into 25 issues of high grade short-term investments.

  (e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $596,237 for the period ended December 31, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates shown at March 31, 2004.

      TBA after the name of a security represents to be announced securities.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

      Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as a reduction to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of asses and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets.

      Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

      Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: February 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: February 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: February 28, 2005